UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2014

(unaudited)

LIFE SCIENCES SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS - 17.3%
Health Care - 17.3%
Life Sciences Tools & Services - 17.3%
Oxford Nanopore Technologies Ltd. (United Kingdom)*[1,2] (Identified Cost $3,901,648)	224,662	$8,007,725

U.S. TREASURY SECURITIES - 75.5%
U.S. Treasury Bills - 75.5%
U.S. Treasury Bill, 0.04%, 5/8/2014 (Identified Cost $34,998,201)	$35,000,000	34,998,089

SHORT-TERM INVESTMENT - 7.5%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.03%, (Identified Cost $3,503,066)	3,503,066	3,503,066

TOTAL INVESTMENTS - 100.3% (Identified Cost $42,402,915)		46,508,880
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(137,413)

NET ASSETS - 100%		$46,371,467

*Non-income producing security.

1This security was acquired on April 26, 2011 at a cost of $2,713,165 ($15.03 per share) and on May 2, 2012 at a cost of $1,209,530 ($26.53 per share) and has been determined to be illiquid and fair valued under guidelines established by the Board of Directors.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security amounted to $8,007,725 or 17.3% of the Series’ net assets as of March 31, 2014.

3Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$42,402,915
Unrealized appreciation	4,106,077
Unrealized depreciation	(112)

Net unrealized appreciation	$4,105,965

1

Investment Portfolio - March 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Health Care	$8,007,725	$—	$—	$8,007,725
Debt securities:
U.S. Treasury and other U.S. Government agencies	34,998,089	—	34,998,089	—
Mutual fund	3,503,066	3,503,066	—	—

Total assets	$46,508,880	$3,503,066	$34,998,089	$8,007,725

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2013 (market value)	$7,677,902
Net realized gain (loss)	35,577
Change in unrealized appreciation (depreciation)	294,246
Purchases	—
Sales	(56,625)
Transfers in	—
Transfers out	—

Balance as of March 31, 2014 (market value)	$8,007,725

2

Investment Portfolio - March 31, 2014

(unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2014.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 3/31/2014	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$8,007,725	*	Premium/ Discount	0%-0%

* The Series’ only Level 3 investment is Oxford Nanopore Technologies Ltd. (“Oxford”). The Series uses, or will use, the following methodologies and significant inputs to determine fair value: subsequent rounds of financing for Oxford; recent transactions in Oxford or similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance. At March 31, 2014, the valuation technique included the Series’ most recent transaction prices in Oxford, adjusted by a discount for lack of marketability, and also changes in comparable security prices, while also considering other observable third party transaction prices in Oxford.

The significant unobservable inputs used in the fair value measurement of the Series’ Level 3 security is the lack of marketability discount to the Series’ most recent Oxford transaction price. Significant increases (decreases) in the discount in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - March 31, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.1%
Consumer Discretionary - 10.6%
Hotels, Restaurants & Leisure - 6.1%
Accor S.A. (France)[1]	99,280	$5,080,884
Hyatt Hotels Corp. - Class A*	82,010	4,412,958
InterContinental Hotels Group plc (United Kingdom)[1]	90,048	2,898,635
Orient-Express Hotels Ltd. - ADR - Class A	118,320	1,704,991

		14,097,468

Household Durables - 4.5%
DR Horton, Inc.	126,030	2,728,550
Lennar Corp. - Class A	69,676	2,760,563
LGI Homes, Inc.*	69,530	1,199,393
Toll Brothers, Inc.*	74,932	2,690,059
WCI Communities, Inc.*	59,650	1,178,684

		10,557,249

Total Consumer Discretionary		24,654,717

Financials - 88.0%
Real Estate Management & Development - 1.4%
Forest City Enterprises, Inc. - Class A*	118,760	2,268,316
General Shopping Brasil S.A. (Brazil)*	291,000	1,020,873

		3,289,189

REITS - Apartments - 15.9%
American Campus Communities, Inc.	94,320	3,522,852
Apartment Investment & Management Co. - Class A	125,610	3,795,934
Associated Estates Realty Corp.	219,738	3,722,362
AvalonBay Communities, Inc.	25,150	3,302,698
Camden Property Trust	49,610	3,340,737
Education Realty Trust, Inc.	184,450	1,820,521
Equity Residential	60,250	3,493,898
Essex Property Trust, Inc.	21,080	3,584,654
Home Properties, Inc.	41,440	2,491,373
Mid-America Apartment Communities, Inc.	61,900	4,225,913
UDR, Inc.	140,440	3,627,565

		36,928,507

REITS - Diversified - 12.8%
CoreSite Realty Corp.	127,570	3,954,670
Crown Castle International Corp.	30,720	2,266,522
Digital Realty Trust, Inc.	107,592	5,710,983
DuPont Fabros Technology, Inc.	189,182	4,553,611
Lexington Realty Trust	410,230	4,475,609
Retail Properties of America, Inc. - Class A	166,010	2,247,775

1

Investment Portfolio - March 31, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Diversified (continued)
Weyerhaeuser Co.	217,630	$6,387,441

		29,596,611

REITS - Health Care - 10.0%
HCP, Inc.	161,050	6,247,130
Health Care REIT, Inc.	73,200	4,362,720
Healthcare Realty Trust, Inc.	84,090	2,030,774
Healthcare Trust of America, Inc.*	282,490	3,217,561
Physicians Realty Trust	227,381	3,165,144
Ventas, Inc.	70,490	4,269,579

		23,292,908

REITS - Hotels - 6.2%
Chesapeake Lodging Trust	169,510	4,361,492
Host Hotels & Resorts, Inc.	245,330	4,965,479
Pebblebrook Hotel Trust	151,364	5,111,562

		14,438,533

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	78,060	3,173,139

REITS - Mortgage - 1.0%
American Capital Agency Corp.	50,760	1,090,832
Annaly Capital Management, Inc.	100,460	1,102,046

		2,192,878

REITS - Office Property - 10.4%
Alexandria Real Estate Equities, Inc.	75,920	5,508,755
BioMed Realty Trust, Inc.	341,167	6,990,512
Boston Properties, Inc.	23,720	2,716,652
Corporate Office Properties Trust	193,214	5,147,221
Mack-Cali Realty Corp.	174,860	3,635,339

		23,998,479

REITS - Regional Malls - 12.8%
CBL & Associates Properties, Inc.	259,300	4,602,575
General Growth Properties, Inc.	405,820	8,928,040
Glimcher Realty Trust	244,000	2,447,320
Simon Property Group, Inc.	80,360	13,179,040
Trade Street Residential, Inc.	72,488	549,459

		29,706,434

REITS - Shopping Centers - 7.4%
AmREIT, Inc. - Class B	133,170	2,206,627
DDR Corp.	127,482	2,100,903
Federal Realty Investment Trust	29,480	3,381,946

2

Investment Portfolio - March 31, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Shopping Centers (continued)
Kimco Realty Corp.	308,020	$6,739,478
Kite Realty Group Trust	371,470	2,228,820
Westfield Group (Australia)[1]	49,000	466,738

		17,124,512

REITS - Single Tenant - 2.9%
Agree Realty Corp.	150,670	4,581,875
Spirit Realty Capital, Inc.	199,930	2,195,231

		6,777,106

REITS - Storage - 5.8%
CubeSmart	134,090	2,300,984
Extra Space Storage, Inc.	41,150	1,996,187
Public Storage	27,090	4,564,394
Sovran Self Storage, Inc.	63,901	4,693,528

		13,555,093

Total Financials		204,073,389

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,089,651

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd (Australia)*,[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $192,786,283)		229,817,757

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03% (Identified Cost $1,268,450)	1,268,450	1,268,450

TOTAL INVESTMENTS - 99.6% (Identified Cost $194,054,733)		231,086,207
OTHER ASSETS, LESS LIABILITIES - 0.4%		930,308

NET ASSETS - 100%		$232,016,515

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2014.

3

Investment Portfolio - March 31, 2014

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$194,519,681
Unrealized appreciation	39,815,119
Unrealized depreciation	(3,248,593)

Net unrealized appreciation	$36,566,526

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$24,654,717	$16,675,198	$7,979,519	$—
Financials	204,073,389	203,606,651	466,738	—
Information Technology	1,089,651	1,089,651	—	—
Utilities	—	—	—	—
Mutual funds	1,268,450	1,268,450	—	—

Total assets	$231,086,207	$222,639,950	$8,446,257	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2013. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the three months ended March 31, 2014.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 97.9%
Consumer Discretionary - 13.6%
Auto Components - 2.5%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,812,855
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	8,284,482
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	3,465,018
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	4,211,298

		18,773,653

Automobiles - 1.0%
Hero Motocorp Ltd. (India)[1]	87,000	3,317,895
Maruti Suzuki India Ltd. (India)[1]	124,940	4,128,288

		7,446,183

Hotels, Restaurants & Leisure - 0.9%
Indian Hotels Co. Ltd. (India)[1]	5,361,450	6,535,851

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	74,000	4,523,690
Nikon Corp. (Japan)[1]	224,000	3,608,700

		8,132,390

Media - 3.2%
Mediaset Espana Comunicacion S.A. (Spain)*[1]	678,600	7,909,037
Reed Elsevier plc - ADR (United Kingdom)	60,311	3,705,508
Societe Television Francaise 1 (France)[1]	297,000	4,909,970
ZON OPTIMUS SGPS S.A. (Portugal)[1]	945,000	7,415,222

		23,939,737

Specialty Retail - 2.8%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	4,298,789
Groupe Fnac S.A. (France)*[1]	3,891	200,977
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	5,501,883
Komeri Co. Ltd. (Japan)[1]	188,800	5,150,437
SA SA International Holdings Ltd. (Hong Kong)[1]	6,540,000	5,255,635

		20,407,721

Textiles, Apparel & Luxury Goods - 2.1%
Daphne International Holdings Ltd. (China)[1]	6,600,000	2,691,435
Hugo Boss AG (Germany)[1]	47,000	6,258,043
Kering (France)[1]	31,130	6,347,290

		15,296,768

Total Consumer Discretionary		100,532,303

Consumer Staples - 21.8%
Beverages - 7.0%
AMBEV S.A. - ADR (Brazil)*	1,350,000	10,003,500
Carlsberg A/S - Class B (Denmark)[1]	80,000	7,952,629
Diageo plc (United Kingdom)[1]	322,810	10,026,123

1

Investment Portfolio - March 31, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)[1]	4,370,000	$14,355,306
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,284,000	9,418,670

		51,756,228

Food & Staples Retailing - 4.1%
Carrefour S.A. (France)[1]	169,962	6,574,904
Casino Guichard-Perrachon S.A. (France)[1]	34,170	4,062,721
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	6,635,862
Tesco plc (United Kingdom)[1]	1,217,410	6,004,372
Wal-Mart de Mexico SAB de CV - Class V (Mexico)	2,946,000	7,017,778

		30,295,637

Food Products - 6.7%
Barry Callebaut AG (Switzerland)[1]	4,400	5,933,876
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	3,324,314
Danone (France)[1]	107,012	7,560,156
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	7,022,852
Nestle S.A. (Switzerland)[1]	105,220	7,919,873
Unilever plc - ADR (United Kingdom)	420,230	17,977,439

		49,738,510

Household Products - 1.8%
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	13,405,162

Personal Products - 0.9%
Kao Corp. (Japan)[1]	188,000	6,657,823

Tobacco - 1.3%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,195,491
Swedish Match AB (Sweden)[1]	191,000	6,252,701

		9,448,192

Total Consumer Staples		161,301,552

Energy - 3.8%
Energy Equipment & Services - 1.1%
Saipem S.p.A. (Italy)*[1]	317,000	7,742,716

Oil, Gas & Consumable Fuels - 2.7%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	3,328,800
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,452,321
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,856,496
Statoil ASA (Norway)[1]	237,000	6,686,889

		20,324,506

Total Energy		28,067,222

2

Investment Portfolio - March 31, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 9.4%
Banks - 2.1%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	$7,030,703
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	8,628,316

		15,659,019

Capital Markets - 1.1%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	7,211,247
OSK Holdings Berhad (Malaysia)[1]	2,141,737	1,095,478

		8,306,725

Insurance - 4.4%
Allianz SE (Germany)[1]	40,870	6,907,835
AXA S.A. (France)[1]	211,372	5,491,210
Mapfre S.A. (Spain)[1]	1,877,000	7,920,029
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	8,874,030
Zurich Insurance Group AG (Switzerland)[1]	10,500	3,224,705

		32,417,809

Real Estate Investment Trusts (REITS) - 1.1%
Alstria Office REIT AG (Germany)[1]	595,480	7,982,174

Thrifts & Mortgage Finance - 0.7%
Aareal Bank AG (Germany)*[1]	115,790	5,100,339

Total Financials		69,466,066

Health Care - 11.7%
Health Care Equipment & Supplies - 1.6%
Carl Zeiss Meditec AG (Germany)[1]	232,000	6,520,055
Straumann Holding AG (Switzerland)[1]	25,776	5,486,760

		12,006,815

Health Care Providers & Services - 2.0%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	6,970,000
Odontoprev S.A. (Brazil)	2,000,000	8,029,969

		14,999,969

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	58,000	3,764,883

Pharmaceuticals - 7.6%
AstraZeneca plc (United Kingdom)[1]	27,960	1,812,551
AstraZeneca plc - ADR (United Kingdom)	229,150	14,867,252
Bayer AG (Germany)[1]	100,000	13,542,446
GlaxoSmithKline plc (United Kingdom)[1]	172,980	4,612,538
Novartis AG - ADR (Switzerland)	49,000	4,165,980
Shire plc (Ireland)[1]	195,160	9,661,389

3

Investment Portfolio - March 31, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	$7,397,600

		56,059,756

Total Health Care		86,831,423

Industrials - 16.1%
Airlines - 2.6%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	2,490,000	12,101,400
Latam Airlines Group S.A. - ADR (Chile)	500,000	7,525,000

		19,626,400

Commercial Services & Supplies - 1.7%
Aggreko plc (United Kingdom)[1]	258,600	6,478,414
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,993,400
Tomra Systems ASA (Norway)[1]	413,280	3,968,670

		12,440,484

Construction & Engineering - 0.9%
Larsen & Toubro Ltd. (India)[1]	309,405	6,603,335

Electrical Equipment - 2.6%
Alstom S.A. (France)[1]	295,560	8,066,069
Bharat Heavy Electricals Ltd. (India)[1]	150,400	494,485
Schneider Electric S.A. (France)[1]	66,000	5,849,369
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	4,570,428

		18,980,351

Industrial Conglomerates - 4.3%
Siemens AG (Germany)[1]	237,600	32,043,535

Machinery - 3.0%
Andritz AG (Austria)[1]	123,000	7,605,302
FANUC Corp. (Japan)[1]	71,000	12,552,236
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	23,179
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	2,335,318

		22,516,035

Professional Services - 1.0%
Experian plc (United Kingdom)[1]	405,980	7,326,165

Total Industrials		119,536,305

Information Technology - 14.7%
Communications Equipment - 1.9%
Alcatel-Lucent - ADR (France)	3,655,000	14,254,500

Electronic Equipment, Instruments & Components - 4.0%
Hitachi Ltd. (Japan)[1]	3,060,660	22,655,186

4

Investment Portfolio - March 31, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	17,209	$7,089,533

		29,744,719

Internet Software & Services - 0.7%
NetEase, Inc. - ADR (China)	80,000	5,384,000

Semiconductors & Semiconductor Equipment - 2.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	12,260	15,498,764

Software - 5.6%
Aveva Group plc (United Kingdom)[1]	96,562	3,372,977
SAP AG (Germany)[1]	239,440	19,422,427
Temenos Group AG (Switzerland)[1]	307,000	10,816,399
Totvs S.A. (Brazil)	487,000	7,550,754

		41,162,557

Technology Hardware, Storage & Peripherals - 0.4%
Canon, Inc. (Japan)[1]	95,000	2,948,404

Total Information Technology		108,992,944

Materials - 3.6%
Chemicals - 3.6%
BASF SE (Germany)[1]	76,100	8,467,905
Linde AG (Germany)[1]	92,500	18,521,051

Total Materials		26,988,956

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Telefonica S.A. - ADR (Spain)	707,000	11,163,530
Telenor ASA - ADR (Norway)	184,380	12,347,929

Total Telecommunication Services		23,511,459

TOTAL COMMON STOCKS (Identified Cost $613,866,131)		725,228,230

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $13,399,285)	13,399,285	13,399,285

TOTAL INVESTMENTS - 99.7% (Identified Cost $627,265,416)		738,627,515
OTHER ASSETS, LESS LIABILITIES - 0.3%		2,368,047

NET ASSETS - 100%		$740,995,562

ADR - American Depositary Receipt

DVR - Differential Voting Rights

* Non-income producing security.

5

Investment Portfolio - March 31, 2014

(unaudited)

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 19.5%; United Kingdom 12.1%; Japan 11.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$627,265,416
Unrealized appreciation	159,434,730
Unrealized depreciation	(48,072,631)

Net unrealized appreciation	$111,362,099

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$100,532,303	$3,705,508	$96,826,795	$—
Consumer Staples	161,301,552	42,021,569	119,279,983	—
Energy	28,067,222	10,185,296	17,881,926	—
Financials	69,466,066	—	69,466,066	—
Health Care	86,831,423	41,430,801	45,400,622	—
Industrials	119,536,305	19,626,400	99,909,905	—
Information Technology	108,992,944	27,189,254	81,803,690	—
Materials	26,988,956	—	26,988,956	—
Telecommunication Services	23,511,459	11,163,530	12,347,929	—
Mutual fund	13,399,285	13,399,285	—	—

Total assets	$738,627,515	$168,721,643	$569,905,872	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

6

Investment Portfolio - March 31, 2014

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 95.8%
Consumer Discretionary - 16.5%
Automobiles - 1.6%
Toyota Motor Corp. (Japan)[1]	2,268,900	$127,951,996

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	11,811,590	73,347,423

Hotels, Restaurants & Leisure - 3.1%
Accor S.A. (France)[1]	4,899,120	250,723,817

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*,[1]	5,810,255	44,634,378

Media - 6.0%
British Sky Broadcasting Group plc (United Kingdom)[1]	15,070,270	229,384,264
Grupo Televisa S.A.B. - ADR (Mexico)	1,456,427	48,484,455
Liberty Global plc - ADR (United Kingdom)*	2,000,370	83,215,392
Liberty Global plc - Class C (United Kingdom)*	1,013,400	41,255,514
ProSiebenSat.1 Media AG (Germany)[1]	971,860	44,578,687
Societe Television Francaise 1 (France)[1]	2,643,568	43,703,164

		490,621,476

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	10,731,120	80,782,435

Specialty Retail - 1.1%
Kingfisher plc (United Kingdom)[1]	13,179,994	92,665,049

Textiles, Apparel & Luxury Goods - 2.3%
Adidas AG (Germany)[1]	855,670	92,523,483
Lululemon Athletica, Inc. (United States)*	1,781,420	93,684,878

		186,208,361

Total Consumer Discretionary		1,346,934,935

Consumer Staples - 22.0%
Beverages - 7.0%
AMBEV S.A. - ADR (Brazil)*	17,431,860	129,170,083
Anheuser-Busch InBev N.V. (Belgium)[1]	1,283,990	135,224,525
Carlsberg A/S - Class B (Denmark)[1]	851,200	84,615,977
Diageo plc (United Kingdom)[1]	2,744,590	85,243,945
SABMiller plc (United Kingdom)[1]	2,640,450	132,027,582

		566,282,112

Food & Staples Retailing - 6.0%
Carrefour S.A. (France)[1]	5,329,955	206,186,938
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	2,641,760	24,158,381
Tesco plc (United Kingdom)[1]	52,221,110	257,559,076

		487,904,395

Food Products - 6.6%
Charoen Pokphand Foods PCL (Thailand)[1]	78,680,260	68,082,121

1

Investment Portfolio - March 31, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Danone (France)[1]	2,271,860	$160,501,765
Nestle S.A. (Switzerland)[1]	2,305,740	173,552,258
Unilever plc - ADR (United Kingdom)	3,234,580	138,375,332

		540,511,476

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	646,756	63,080,940

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	2,191,940	88,636,238
Swedish Match AB (Sweden)[1]	1,385,660	45,361,871

		133,998,109

Total Consumer Staples		1,791,777,032

Energy - 17.5%
Energy Equipment & Services - 6.5%
CGG S.A. (France)*,[1]	8,982,810	143,961,302
Petroleum Geo-Services ASA (Norway)[1]	3,678,680	44,757,107
Schlumberger Ltd. (United States)	2,749,760	268,101,600
Trican Well Service Ltd. (Canada)	5,492,310	69,504,674

		526,324,683

Oil, Gas & Consumable Fuels - 11.0%
Cameco Corp. (Canada)	8,716,760	199,613,804
Encana Corp. (Canada)	11,450,780	244,817,676
Koninklijke Vopak N.V. (Netherlands)[1]	721,120	40,251,010
Petroleo Brasileiro S.A. - ADR (Brazil)	10,118,640	140,345,537
Talisman Energy, Inc. (Canada)	23,654,560	235,796,699
Whitehaven Coal Ltd. (Australia)*,[1]	26,101,410	40,167,050

		900,991,776

Total Energy		1,427,316,459

Financials - 3.8%
Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	12,238,410	123,918,210

Capital Markets - 0.8%
CETIP S.A. - Mercados Organizados (Brazil)	5,472,043	65,982,854

Insurance - 1.5%
Admiral Group plc (United Kingdom)[1]	4,921,290	117,180,587

Total Financials		307,081,651

Health Care - 9.9%
Health Care Equipment & Supplies - 2.3%
BioMerieux (France)[1]	419,689	46,035,293
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	70,088,000	80,044,643

2

Investment Portfolio - March 31, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)[1]	406,200	$59,425,789

		185,505,725

Health Care Providers & Services - 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,223,750	155,589,416
Life Healthcare Group Holdings Ltd. (South Africa)[1]	22,947,293	83,844,838
Sonic Healthcare Ltd. (Australia)[1]	2,834,740	45,415,701

		284,849,955

Life Sciences Tools & Services - 1.2%
QIAGEN N.V. (Netherlands)*,[1]	4,758,372	99,951,647

Pharmaceuticals - 2.9%
GlaxoSmithKline plc (United Kingdom)[1]	1,584,860	42,260,534
Novo Nordisk A/S - Class B (Denmark)[1]	1,837,200	83,651,886
Sanofi (France)[1]	1,058,016	110,562,360

		236,474,780

Total Health Care		806,782,107

Industrials - 9.5%
Airlines - 2.7%
Latam Airlines Group S.A. - ADR (Chile)	2,880,667	43,354,038
Ryanair Holdings plc - ADR (Ireland)*	3,030,616	178,230,527

		221,584,565

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	1,574,850	39,452,942

Electrical Equipment - 1.7%
Nexans S.A. (France)*,[1]	1,439,434	75,402,833
Schneider Electric S.A. (France)[1]	756,143	67,014,537

		142,417,370

Machinery - 1.5%
FANUC Corp. (Japan)[1]	429,079	75,857,760
SKF AB - Class B (Sweden)[1]	1,131,770	28,978,980
Westport Innovations, Inc. - ADR (Canada)*	1,081,790	15,664,319

		120,501,059

Marine - 0.1%
Pacific Basin Shipping Ltd. (Hong Kong)[1]	12,992,054	8,312,791

Professional Services - 1.3%
SGS S.A. (Switzerland)[1]	43,212	106,572,592

Trading Companies & Distributors - 1.7%
Brenntag AG (Germany)[1]	725,820	134,796,773

Total Industrials		773,638,092

3

Investment Portfolio - March 31, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 3.6%
Internet Software & Services - 1.8%
Mail.ru Group Ltd. - GDR (Russia)*,[1]	626,040	$22,201,481
Qihoo 360 Technology Co. Ltd. - ADR (China)*	392,270	39,062,247
Tencent Holdings Ltd. (China)[1]	576,059	40,209,029
Yandex N.V. - Class A - ADR (Russia)*	1,651,010	49,843,992

		151,316,749

IT Services - 1.8%
Amdocs Ltd. - ADR (United States)	3,098,893	143,974,569

Total Information Technology		295,291,318

Materials - 11.5%
Chemicals - 4.7%
Akzo Nobel N.V. (Netherlands)[1]	599,990	48,935,682
Potash Corp. of Saskatchewan, Inc. (Canada)	2,635,385	95,453,645
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,800,410	57,145,013
Syngenta AG (Switzerland)[1]	216,540	82,204,063
Umicore S.A. (Belgium)[1]	1,902,610	97,021,776

		380,760,179

Construction Materials - 2.7%
CRH plc (Ireland)[1]	3,086,416	86,420,172
Holcim Ltd. (Switzerland)[1]	1,668,710	138,301,433

		224,721,605

Metals & Mining - 4.1%
Alumina Ltd. (Australia)*,[1]	64,650,410	71,998,505
Norsk Hydro ASA (Norway)[1]	33,168,976	165,149,233
ThyssenKrupp AG (Germany)*,[1]	3,527,160	94,629,820

		331,777,558

Total Materials		937,259,342

Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
America Movil SAB de C.V. - Class L - ADR (Mexico)	6,038,960	120,054,525

TOTAL COMMON STOCKS (Identified Cost $7,123,334,790)		7,806,135,461

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03%, (Identified Cost $323,083,207)	323,083,207	323,083,207

4

Investment Portfolio - March 31, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	VALUE

TOTAL INVESTMENTS - 99.8% (Identified Cost $7,446,417,997)	$8,129,218,668
OTHER ASSETS, LESS LIABILITIES - 0.2%	20,283,324

NET ASSETS - 100%	$8,149,501,992

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 19.6%; France 13.5%; Canada 10.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$7,454,442,894
Unrealized appreciation	1,047,697,256
Unrealized depreciation	(372,921,482)

Net unrealized appreciation	$674,775,774

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,346,934,935	$339,987,662	$1,006,947,273	$—
Consumer Staples	1,791,777,032	267,545,415	1,524,231,617	—
Energy	1,427,316,459	1,158,179,990	269,136,469	—
Financials	307,081,651	65,982,854	241,098,797	—
Health Care	806,782,107	—	806,782,107	—
Industrials	773,638,092	237,248,884	536,389,208	—
Information Technology	295,291,318	232,880,808	62,410,510	—
Materials	937,259,342	152,598,658	784,660,684	—
Telecommunication Services	120,054,525	120,054,525	—	—
Mutual fund	323,083,207	323,083,207	—	—

Total assets	$8,129,218,668	$2,897,562,003	$5,231,656,665	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 94.5%
Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$329,589
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	353,990
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	114,324
Allen East Local School District, School Impt., Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR	[3]	285,000	292,843
American Municipal Power, Inc., Fremont Energy Center Project, Revenue Bond	5.000%	2/15/2019	A1		720,000	828,641
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	109,979
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		185,000	209,969
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		5,000	5,155
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		100,000	111,353
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa2		100,000	101,513
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3		1,355,000	1,429,742
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	106,188
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	467,416
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2014	Aaa		200,000	206,488
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		1,000,000	1,148,570
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	122,060
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	268,764
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	228,284
Cincinnati, Pubic Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	572,920
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	152,586
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa2		250,000	253,100
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa2		360,000	363,265
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2		300,000	323,490
Cleveland Department of Public Utilities Division of Water, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	272,920
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	430,998
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1		150,000	162,102
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2017	Aa1		100,000	111,691
Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2016	Aa1		600,000	647,532
Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2017	Aa1		365,000	406,822
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1		220,000	244,620

1

Investment Portfolio - March 31, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	$250,000	$258,510
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	309,711
Columbus City School District, Facilities Construction and Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	138,437
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	253,035
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	905,865
Columbus, Limited Tax, Various Purposes Impt., Series B, G.O. Bond	4.000%	8/15/2017	Aaa	125,000	138,261
Columbus, Series 1, G.O. Bond	5.000%	7/1/2021	Aaa	300,000	358,116
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	109,330
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	117,730
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/1/2017	Aaa	250,000	285,313
Columbus, Various Purposes Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	561,650
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	408,076
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	291,763
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	448,768
Cuyahoga County, Pubic Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	155,000	183,376
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	258,279
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	265,725
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	212,580
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	150,000	172,285
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	350,255
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	235,522
Fairfield Township, Public Impt., G.O. Bond, AGM	5.000%	12/1/2017	Aa2	290,000	311,782
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	185,000	195,315
Fairview Park City School District, Prerefunded
Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	130,000	137,280
Franklin County, G.O.Bond	4.000%	6/1/2017	Aaa	1,145,000	1,261,790
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	551,330
Gahanna, Limited Tax, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	102,699
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa2	100,000	110,455

2

Investment Portfolio - March 31, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa2		$200,000	$231,836
Green, G.O. Bond	2.000%	12/1/2014	AA	[2]	285,000	288,346
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	117,810
Hamilton County Sewer System, Series A, Revenue Bond, NATL	5.000%	12/1/2019	Aa2		500,000	526,855
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	211,818
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	592,905
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	207,106
Hamilton Local School District, Prerefunded Balance, G.O. Bond, AGM	4.500%	12/1/2033	A2		200,000	217,542
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	211,378
Hilliard School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2021	Aa1		325,000	350,334
Huber Heights City School District, G.O. Bond	5.000%	12/1/2019	Aa3		300,000	351,720
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2		115,000	130,090
Ironton City School District, Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		200,000	219,458
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2		225,000	232,659
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2		705,000	728,998
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	205,685
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2		1,140,000	1,149,713
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	323,178
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3		100,000	102,952
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1		200,000	202,358
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	112,942
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	260,215
New Albany Plain Local School District, G.O.Bond, AGM	5.000%	12/1/2015	Aa1		150,000	161,589
Northeast Ohio Regional Sewer District, Revenue Bond	5.000%	11/15/2021	Aa1		750,000	884,873
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	437,689

3

Investment Portfolio - March 31, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3		$100,000	$105,027
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR	[3]	400,000	447,864
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2022	WR	[3]	715,000	837,630
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2025	WR	[3]	500,000	538,975
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA	[2]	270,000	272,300
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa		100,000	119,413
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	153,233
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	216,702
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	315,051
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		20,000	21,308
Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa		350,000	405,255
Ohio State Water Development Authority, Revenue Bond	5.000%	12/1/2018	Aaa		100,000	117,151
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa		100,000	115,787
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	143,571
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	532,746
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA	[2]	575,000	607,062
Ohio State, Public Impt., Series A, G.O. Bond	4.000%	5/1/2017	Aa1		120,000	131,750
Ohio State, Public Impt., Series A, G.O. Bond	3.000%	11/1/2019	Aa1		400,000	429,260
Ohio State, School Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	6/15/2018	Aa1		410,000	451,238
Ohio State, School Impt., Series A, Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1		300,000	302,997
Ohio State, Series A, G.O. Bond	5.000%	9/15/2018	Aa1		225,000	261,623
Ohio State, Series A, G.O. Bond	5.000%	2/1/2019	Aa1		150,000	174,852
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	591,315
Ohio State, Series B, G.O. Bond	5.000%	8/1/2019	Aa1		175,000	205,751
Ohio State, Series C, G.O. Bond	5.000%	9/15/2016	Aa1		305,000	338,712

4

Investment Portfolio - March 31, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Olentangy Local School District, Unrefunded Balance, G.O. Bond, AGM	5.000%	12/1/2030	Aa1		$100,000	$109,894
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	102,752
Puerto Rico Sales Tax Financing Corp., Subseries A, Revenue Bond	4.625%	8/1/2019	Baa2		235,000	222,573
Sandy Valley Local School District, Prerefunded Balance, G.O. Bond, XLCA	4.500%	12/1/2033	A	[2]	100,000	108,771
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3		100,000	110,343
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1		100,000	102,033
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	114,660
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	132,312
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	120,701
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2020	Aa3		150,000	167,777
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa3		270,000	297,875
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	300,000	303,519
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2		200,000	201,628
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	581,265
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	586,355
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	316,797
Twinsburg City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2018	Aa2		100,000	103,237
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	242,285
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	119,062

TOTAL MUNICIPAL BONDS (Identified Cost $39,591,289)						39,650,613

SHORT-TERM INVESTMENT - 4.5%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,880,722)					1,880,722	$1,880,722

TOTAL INVESTMENTS - 99.0% (Identified Cost $41,472,011)						41,531,335
OTHER ASSETS, LESS LIABILITIES - 1.0%						405,511

NET ASSETS - 100%						$41,936,846

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

5

Investment Portfolio - March 31, 2014

(unaudited)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,472,011
Unrealized appreciation	276,451
Unrealized depreciation	(217,127)

Net unrealized appreciation	$59,324

6

Investment Portfolio - March 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$39,650,613	$—	$39,650,613	$—
Mutual fund	1,880,722	1,880,722	—	—

Total assets	$41,531,335	$1,880,722	$39,650,613	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 95.3%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		$500,000	$581,590

ARIZONA - 3.3%
Mesa, Utility System, Revenue Bond, NATL	5.000%	7/1/2019	Aa2		2,000,000	2,344,360
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,173,830
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,651,454
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,567,827
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,000,000	1,109,350
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	474,324
Tucson Water System, Revenue Bond, NATL	4.000%	7/1/2016	Aa2		1,000,000	1,080,080
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,625,442
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	535,946

						11,562,613

ARKANSAS - 0.7%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,370,397

COLORADO - 2.3%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,781,730
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,874,834
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,693,485
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,397,816
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[2]	500,000	523,165

						8,271,030

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	456,242

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE - 0.9%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	$1,710,000	$1,786,317
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,329,793

					3,116,110

DISTRICT OF COLUMBIA - 1.5%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2017	Aa3	400,000	455,336
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond	5.000%	10/1/2018	Aa3	1,000,000	1,159,060
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,543,875
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,111,040

					5,269,311

FLORIDA - 7.1%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,795,000	1,872,365
Daytona Beach Utility System, Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,170,206
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,015,550
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,133,430
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,079,924
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,822,745
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,070,910
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,340,500
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,755,375
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,163,315
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	589,070
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	748,979
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2	650,000	666,595
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	820,120
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	443,208
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2	1,175,000	1,368,605

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2		$1,000,000	$1,111,790
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	582,525
Orlando-Orange County Expressway Authority, Series B, Revenue Bond	5.000%	7/1/2020	A2		1,165,000	1,353,392
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1		1,730,000	1,962,858
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2		500,000	560,920
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2		500,000	575,085

						25,207,467

GEORGIA - 4.2%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		1,000,000	1,141,940
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3		1,160,000	1,354,010
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3		1,050,000	1,166,267
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA	[2]	1,000,000	1,012,820
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	582,555
Dekalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,832,973
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3		1,000,000	1,115,740
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,396,632
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	1,075,060
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		1,500,000	1,748,685
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	582,895
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	566,398
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,167,670

						14,743,645

HAWAII - 1.1%
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	506,095
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	565,625
Honolulu County, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,158,260

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
HAWAII (continued)
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2		$820,000	$969,396
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	778,980

						3,978,356

ILLINOIS - 0.6%
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	827,033
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,174,060

						2,001,093

INDIANA - 3.6%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,576,382
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	718,776
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	564,830
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,938,475
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	828,495
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1		1,380,000	1,391,716
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	549,530
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	497,932
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	508,887
Shelbyville Central Renovation School Building Corp., Prerefunded Balance, Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,168,000

						12,743,023

IOWA - 1.1%
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa		1,000,000	1,004,710
Polk County, Public Impt., Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,001,129
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa2		940,000	942,877

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
IOWA (continued)
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA	[2]	$1,000,000	$1,003,150

						3,951,866

KANSAS - 1.1%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa3		500,000	569,465
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	941,676
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,276,680

						3,787,821

LOUISIANA - 0.5%
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	684,955
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,131,485

						1,816,440

MAINE - 0.5%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,011,140
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	632,654

						1,643,794

MARYLAND - 2.3%
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,446,364
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	576,275
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,014,150
Maryland State, Public Impt., Series A, G.O. Bond	5.000%	8/1/2017	Aaa		2,990,000	3,404,653
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa		1,000,000	1,131,150
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	559,757

						8,132,349

MASSACHUSETTS - 1.9%
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	518,285

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		$1,000,000	$1,031,980
Commonwealth of Massachusetts, Pubic Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1		500,000	559,310
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		500,000	521,655
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,025,660
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	938,183
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa2		600,000	674,940
Massachusetts Municipal Wholesale Electric Co., Revenue Bond	5.000%	7/1/2016	A3		1,000,000	1,096,520
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A	[2]	500,000	529,490

						6,896,023

MICHIGAN - 0.5%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,066,670
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	627,924

						1,694,594

MINNESOTA - 1.5%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,025,930
Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA	[2]	540,000	580,225
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A3		2,130,000	2,456,210
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,016,320
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		65,000	69,646

						5,148,331

MISSOURI - 2.9%
Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2		2,155,000	2,346,493
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,508,566
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	4.000%	1/1/2019	Aa2		2,465,000	2,757,275

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3		$1,535,000	$1,677,862
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	850,343

						10,140,539

NEBRASKA - 3.3%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,369,200
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	719,781
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	582,180
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1		905,000	945,662
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	678,396
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,166,290
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,471,170
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa2		600,000	643,398
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2		675,000	774,394
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,476,521

						11,826,992

NEW HAMPSHIRE - 1.6%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		1,000,000	1,163,600
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1		2,000,000	2,080,860
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1		1,500,000	1,539,375
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1		820,000	840,525

						5,624,360

NEW JERSEY - 0.8%
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	464,705
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3		1,100,000	1,146,871

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3		$1,000,000	$1,154,900

						2,766,476

NEW YORK - 5.6%
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2		1,145,000	1,309,720
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A2		725,000	842,921
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2		1,315,000	1,528,346
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,150,310
New York City Transitional Finance Authority, Future Tax Secured, Subseries F-1, Revenue Bond	5.000%	5/1/2019	Aa1		2,565,000	3,006,026
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		2,530,000	2,861,911
New York City, Transitional Finance Authority, Future Tax Secured, Subseries C, Revenue Bond	5.000%	11/1/2018	Aa1		1,000,000	1,164,710
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	467,809
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	2,135,000	2,475,917
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2		600,000	668,226
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,113,210
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	561,625
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	658,496
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	817,263
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,091,249

						19,717,739

NORTH CAROLINA - 5.5%
Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa		750,000	762,240
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,666,868
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	463,244
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2		880,000	979,167

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa		$1,000,000	$1,026,320
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2		1,000,000	1,000,000
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa		5,855,000	6,565,504
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		1,265,000	1,437,318
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	667,806
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2		1,000,000	1,119,330
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2018	A2		2,000,000	2,277,840
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	464,628
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa		890,000	929,721

						19,359,986

NORTH DAKOTA - 0.1%
Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1		450,000	503,383

OHIO - 2.5%
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1		450,000	497,533
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond,	5.000%	2/15/2016	A1		1,150,000	1,241,413
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		2,205,000	2,625,317
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,070,600
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,365,973
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,184,437
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	702,372

						8,687,645

OKLAHOMA - 1.1%
Oklahoma Development Finance Authority, Series C, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	573,910
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,231,855

						3,805,765

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON - 1.5%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	$440,000	$509,040
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2		1,395,000	1,614,838
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,510,800
Portland, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	604,951
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,199,162

						5,438,791

PENNSYLVANIA - 4.5%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	569,980
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	693,780
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,169,010
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,232,795
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,786,675
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	23,179
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	438,634
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,166,360
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	856,170
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,588,364
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1		1,115,000	1,283,699
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,134,670
Pittsburgh Water & Sewer Authority, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,000,000	1,149,290
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,153,390
Southcentral General Authority, Wellspan Health Obligated Group, Series A, Revenue Bond	5.625%	6/1/2018	Aa3		655,000	762,996

						16,008,992

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PUERTO RICO - 0.4%
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Subseries A, Revenue Bond	5.375%	8/1/2020	Baa2	$600,000	$574,644
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond	4.375%	8/1/2020	Baa2	495,000	448,475
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond	4.750%	8/1/2020	Baa2	625,000	578,381

					1,601,500

RHODE ISLAND - 0.3%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	1,000,400

SOUTH CAROLINA - 2.6%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aa1	530,000	622,236
Columbia Waterworks & Sewer System, Revenue Bond	5.000%	2/1/2019	Aa1	475,000	554,183
South Carolina Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,171,510
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	A1	1,860,000	2,060,117
South Carolina State Public Service Authority, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,692,476
South Carolina State Public Service Authority, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	1,000,000	1,154,400
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	817,453
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,000,000

					9,072,375

TENNESSEE - 5.3%
Clarksville City Water, Sewer & Gas, Revenue Bond	5.000%	2/1/2019	Aa3	2,740,000	3,170,591
Franklin, Water & Sewer, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,000,000
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2	410,000	456,834
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2	660,000	743,450
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	771,289
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,334,100
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2	2,000,000	2,000,000

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Metropolitan Government of Nashville & Davidson County, Revenue Bond	5.000%	7/1/2018	A1		$750,000	$863,017
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3		750,000	824,347
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	493,314
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,771,099
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[2]	400,000	438,088
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond, BHAC	5.500%	5/15/2017	Aa1		1,000,000	1,145,080
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[2]	1,000,000	1,037,020
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA	[2]	500,000	500,000
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1		500,000	500,000
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa		550,000	564,371

						18,612,600

TEXAS - 7.5%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2018	A1		750,000	872,265
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,880,320
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1		500,000	564,155
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	668,412
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1		1,000,000	1,127,010
Corpus Christi, Utility System, Revenue Bond	5.000%	7/15/2019	A1		2,400,000	2,795,568
Fort Worth, Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	647,873
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1		520,000	541,949
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	556,665
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa		600,000	615,288
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA	[2]	1,000,000	1,044,440
Houston, Utility System, Series A, Revenue Bond, AGM	5.250%	11/15/2017	Aa2		1,000,000	1,154,100
Houston, Utility System, Series C, Revenue Bond	5.000%	11/15/2018	Aa2		1,000,000	1,166,070
Houston, Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA	[2]	525,000	582,571
Irving, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,241,391
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1		1,250,000	1,382,687
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA	[2]	550,000	558,905

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2		$2,000,000	$2,413,580
San Antonio Water System, Revenue Bond	5.000%	5/15/2020	Aa1		1,000,000	1,180,890
San Antonio Water System, Series A, Revenue Bond	4.000%	5/15/2019	Aa1		1,675,000	1,882,332
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa		475,000	483,678
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	1,010,808
Texas Water Development Board, Series B, Prerefunded Balance, Revenue Bond	5.625%	7/15/2014	AAA	[2]	2,000,000	2,031,660

						26,402,617

UTAH - 1.6%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,256,260
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,108,657
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1		400,000	410,108
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa		400,000	410,972
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa		460,000	465,630
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	517,850
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa		415,000	420,080

						5,589,557

VIRGINIA - 4.1%
Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa		1,000,000	1,014,540
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa		1,000,000	1,025,330
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa		2,450,000	2,470,017
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	575,445
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,075,380
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa		400,000	400,000
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	444,428
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2		1,075,000	1,198,700
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2018	Aa2		725,000	845,829
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa		1,060,000	1,070,240
Richmond, Multiple Utility Impt., Series A, Revenue Bond	5.000%	1/15/2019	Aa2		1,000,000	1,167,250
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2		670,000	679,460

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
VIRGINIA (continued)
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		$1,290,000	$1,530,469

						14,497,088

WASHINGTON - 6.2%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	462,216
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,730,000	2,019,862
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,575,305
King County School District No. 411 Issaquah, Prerefunded Balance, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,502,207
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,969,767
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2		550,000	586,229
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,585,000	1,774,725
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,364,720
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3		740,000	827,808
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,119,990
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3		525,000	564,301
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa2		475,000	547,072
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL	5.000%	1/1/2027	Aa1		4,905,000	5,474,127

						21,788,329

WISCONSIN - 2.9%
Milwaukee Sewage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	553,829
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3		850,000	850,000
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	693,000
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	565,000	613,053
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	538,453

Investment Portfolio - March 31, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1	$515,000	$565,439
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	1,100,000	1,260,864
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,051,320
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2	400,000	437,900
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	1,120,000	1,231,328
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,338,680

					10,133,866

TOTAL MUNICIPAL BONDS (Identified Cost $336,357,256)					335,951,095

SHORT-TERM INVESTMENT - 4.0%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $14,112,976)				14,112,976	14,112,976

TOTAL INVESTMENTS - 99.3% (Identified Cost $350,470,232)					350,064,071
OTHER ASSETS, LESS LIABILITIES - 0.7%					2,591,181

NET ASSETS - 100%					$352,655,252

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

Investment Portfolio - March 31, 2014

(unaudited)

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$350,470,232
Unrealized appreciation	1,617,678
Unrealized depreciation	(2,023,839)

Net unrealized depreciation	$(406,161)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$335,951,095	$—	$335,951,095	$—
Mutual fund	14,112,976	14,112,976	—	—

Total assets	$350,064,071	$14,112,976	$335,951,095	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 94.2%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	$505,000	$562,595
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,507,497
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,325,700
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3		500,000	502,875
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	452,156
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	336,720
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa3		510,000	517,028
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,298,434
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3		400,000	405,420
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1		500,000	490,315
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA	[2]	350,000	351,375
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA	[2]	275,000	281,229
Binghamton, G.O.Bond, AGM	5.000%	8/15/2017	A2		200,000	212,534
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2		400,000	424,148
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2		260,000	261,911
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	284,618
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2		200,000	201,640
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,498,515
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	557,251
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1		405,000	410,694
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	476,170
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	278,383
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	553,205
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA	[2]	675,000	681,757
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2		390,000	394,356
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3		500,000	509,350
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa2		235,000	240,713
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2		250,000	267,905
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		315,000	323,502
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		360,000	368,748
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2		580,000	582,100
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	352,510
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	360,266
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	504,049

1

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.000%	3/15/2019	Aa1		$600,000	$674,424
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,180,154
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	581,475
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	264,060
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3		460,000	460,690
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	AA	[2]	870,000	910,751
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3		500,000	529,340
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,892,130
Greenburgh, Public Impt., G.O. Bond	4.750%	5/15/2014	Aaa		250,000	251,415
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	606,234
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2		585,000	596,150
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa		280,000	282,268
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	550,384
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa		415,000	415,871
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa		570,000	572,120
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	957,763
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	490,770
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA	[2]	675,000	679,603
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	A3		330,000	332,251
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1		200,000	210,156
Johnson City Central School District, G.O. Bond, NATL	4.375%	6/15/2028	AA	[2]	1,000,000	1,008,650
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, NATL	5.000%	11/1/2014	Aa2		1,000,000	1,028,690
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1		450,000	457,879
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2		500,000	501,165
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Baa1		750,000	828,585
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2		945,000	950,953
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa		655,000	666,633
Metropolitan Transportation Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2022	Baa1		1,545,000	1,727,943
Metropolitan Transportation Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2019	Baa1		2,590,000	2,896,682
Metropolitan Transportation Authority, Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa3		1,000,000	1,153,520
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2017	A2		340,000	388,912
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2		835,000	955,123

2

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2		$1,000,000	$1,162,240
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA	[2]	225,000	225,200
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	204,400
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2016	Aa2		310,000	337,791
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa2		455,000	534,143
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1		400,000	436,208
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	Aa1		350,000	406,294
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,789,502
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2		600,000	616,332
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	418,965
New York City Transitional Finance Authority, Future Tax Secured, Prefunded Balance, Revenue Bond	5.000%	8/1/2021	WR	[3]	770,000	852,144
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR	[3]	275,000	310,170
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR	[3]	285,000	322,007
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2019	WR	[3]	255,000	282,203
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1		1,500,000	1,749,420
New York City Transitional Finance Authority, Future Tax Secured, Series D, Unrefunded Balance, Revenue Bond	5.000%	11/1/2015	Aa1		1,650,000	1,774,394
New York City Transitional Finance Authority, Future Tax Secured, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,143,970
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2		1,905,000	2,203,171
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2		200,000	218,774
New York City Water & Sewer System, Series C, Revenue Bond	5.000%	6/15/2014	Aa1		250,000	252,517
New York City Water & Sewer System, Series EE, Revenue Bond	2.500%	6/15/2014	Aa2		450,000	452,191
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		450,000	509,035
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2		175,000	202,571
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2019	Aa2		1,425,000	1,676,855

3

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Water & Sewer System, Series FF-1, Revenue Bond	5.000%	6/15/2018	Aa2		$750,000	$868,163
New York City Water & Sewer System, Series GG, Revenue Bond	5.000%	6/15/2017	Aa2		465,000	500,052
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2		500,000	562,025
New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	WR	[3]	490,000	522,551
New York City, Public Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	8/1/2019	WR	[3]	2,765,000	2,938,421
New York City, Public Impt., Subseries D-1, G.O. Bond	5.000%	10/1/2018	Aa2		915,000	1,058,600
New York City, Public Impt., Subseries H-A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	WR	[3]	420,000	438,308
New York City, Public Impt., Subseries H-A, Unrefunded Balance, G.O. Bond	5.000%	3/1/2015	AA	[2]	580,000	605,723
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		10,000	10,655
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2		205,000	218,153
New York City, Series D, Prerefunded Balance, G.O. Bond	5.250%	8/1/2014	WR	[3]	245,000	249,170
New York City, Series D, Unrefunded Balance, G.O. Bond	5.250%	8/1/2014	Aa2		1,145,000	1,164,522
New York City, Series E, G.O. Bond	5.000%	8/1/2017	Aa2		2,000,000	2,266,640
New York City, Series H, G.O. Bond	4.000%	8/1/2017	Aa2		1,800,000	1,981,026
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA	[2]	1,000,000	1,049,070
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa2		445,000	533,528
New York Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA	[2]	250,000	256,480
New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa2		220,000	247,537
New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa2		900,000	967,563
New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa2		500,000	573,570
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa2		3,000,000	3,416,790
New York State Dormitory Authority, Rochester Institute of Technology, Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	594,895
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1		300,000	329,415
New York State Dormitory Authority, Series B, Revenue Bond	5.000%	3/15/2019	Aa2		1,000,000	1,167,570

4

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		$2,750,000	$3,127,383
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		20,000	20,118
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2019	Aaa		1,500,000	1,775,025
New York State Environmental Facilities Corp., Series A, Revenue Bond	5.000%	6/15/2017	Aaa		1,000,000	1,135,280
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2019	Aaa		2,220,000	2,627,037
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,490,900
New York State Environmental Facilities Corp., Water Utility Impt., Series E, Revenue Bond	4.000%	11/15/2018	Aaa		500,000	560,430
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2		260,000	265,741
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	Aa2		500,000	523,335
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	673,125
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	584,435
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,328,953
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	Aa2		500,000	523,335
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2020	Aa2		550,000	647,108
New York State Thruway Authority, Series B, Revenue Bond, AMBAC	5.000%	4/1/2019	AA	[2]	2,500,000	2,673,675
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa2		505,000	575,109
New York State Urban Development Corp., Series D, Revenue Bond	5.250%	1/1/2017	AA	[2]	1,500,000	1,684,680
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2		645,000	646,238
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2		1,000,000	1,020,580
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa2		3,440,000	3,975,436
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa2		1,000,000	1,188,800
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa2		565,000	674,548
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	503,490
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2019	A2		610,000	656,897

5

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2020	A2		$850,000	$906,703
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	452,224
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1		375,000	386,314
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	413,364
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2		500,000	548,420
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,560,706
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa2		1,000,000	1,026,010
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		220,000	247,834
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1		200,000	205,564
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aa2		550,000	557,733
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aa2		500,000	531,035
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa2		550,000	624,679
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	392,504
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2		530,000	551,253
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 173, Revenue Bond	5.000%	12/1/2018	Aa3		1,665,000	1,940,674
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3		460,000	513,912
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	466,228
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3		400,000	430,308
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	223,794
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1		500,000	509,760
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa1		300,000	330,327
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Subseries A, Revenue Bond	5.375%	8/1/2020	Baa2		400,000	383,096
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Subseries A, Revenue Bond	5.000%	8/1/2018	Baa2		400,000	390,100
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2		255,000	257,792
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2		300,000	307,905
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	110,736
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,879,556
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	255,175
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA	[2]	1,005,000	1,064,798
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	Baa1		225,000	259,033
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	500,000	523,430
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa		270,000	282,177

6

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa		$320,000	$357,600
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1		475,000	477,537
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA	[2]	280,000	281,260
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	532,508
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA	[2]	660,000	672,857
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	280,000	292,320
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	95,991
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1		250,000	254,983
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2		230,000	237,969
Southampton Union Free School District, G.O. Bond .	2.500%	6/1/2015	Aaa		950,000	975,489
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1		525,000	525,577
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,444,520
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	221,682
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1		1,160,000	1,178,548
Suffolk County Water Authority, Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	230,940
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A3		2,000,000	2,029,040
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	600,672
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2		1,000,000	1,035,470
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1		300,000	302,148
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA	[2]	300,000	323,118
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		530,000	615,081
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		490,000	572,335
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,269,339
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	357,747
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	363,611
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2017	Aa3		1,325,000	1,470,300
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	280,813
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	968,240
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,186,960

7

Investment Portfolio - March 31, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	$510,000	$573,439
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2014	Baa1		605,000	609,767
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2015	Baa1		865,000	903,648
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2		290,000	292,210
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	589,330
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	543,535
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	309,057
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA	[2]	325,000	328,016
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA	[2]	410,000	413,805
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aa1		500,000	511,345
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	10/15/2017	Aa1		415,000	446,826
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA	[2]	400,000	405,268

TOTAL MUNICIPAL BONDS (Identified Cost $158,446,676)						158,875,040

SHORT-TERM INVESTMENT - 4.9%

Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $8,313,259)					8,313,259	8,313,259

TOTAL INVESTMENTS - 99.1% (Identified Cost $166,759,935)						167,188,299
OTHER ASSETS, LESS LIABILITIES - 0.9%						1,522,892

NET ASSETS - 100%						$168,711,191

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

8

Investment Portfolio - March 31, 2014

(unaudited)

3Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$166,759,935
Unrealized appreciation	901,787
Unrealized depreciation	(473,423)

Net unrealized appreciation	$428,364

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$158,875,040	$—	$158,875,040	$—
Mutual fund	8,313,259	8,313,259	—	—

Total assets	$167,188,299	$8,313,259	$158,875,040	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 78.2%
Non-Convertible Corporate Bonds - 78.2%
Consumer Discretionary - 10.7%
Automobiles - 2.1%
Ford Motor Credit Co. LLC[2] , 1.064%, 3/12/2019	Baa3	$825,000	$825,011
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	2,010,000	2,534,600

			3,359,611

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	1,470,000	1,570,181

Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2	2,000,000	2,347,938

Household Durables - 2.5%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	670,000	714,263
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,763,077
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	1,100,000	1,153,144
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	385,000	381,790

			4,012,274

Media - 2.2%
British Sky Broadcasting Group plc (United Kingdom)[3] , 9.50%, 11/15/2018	Baa1	620,000	804,583
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,401,591
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	625,000	626,763
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	635,000	704,632

			3,537,569

Multiline Retail - 1.1%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	910,000	894,093
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	945,000	884,834

			1,778,927

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	485,000	558,092

Total Consumer Discretionary			17,164,592

Consumer Staples - 1.2%
Beverages - 0.5%
Pernod-Ricard S.A. (France)[3] , 5.75%, 4/7/2021	Baa3	755,000	857,071

Food Products - 0.4%
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	678,040

Household Products - 0.3%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	380,000	398,155

Total Consumer Staples			1,933,266

1

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 6.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		$885,000	$1,087,558
Nabors Industries, Inc.[3] , 2.35%, 9/15/2016	Baa2		250,000	255,760
Schlumberger Oilfield plc[3] , 4.20%, 1/15/2021	A1		730,000	789,227
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2		1,415,000	1,836,929

				3,969,474

Oil, Gas & Consumable Fuels - 3.9%
Gazprom OAO Via Gaz Capital S.A. (Russia)[3] , 9.25%, 4/23/2019	Baa1		625,000	737,500
Hess Corp., 8.125%, 2/15/2019	Baa2		630,000	788,729
Lukoil International Finance B.V. (Russia)[3] , 3.416%, 4/24/2018	Baa2		500,000	486,375
Petrobras Global Finance B.V. (Brazil)[2] , 1.855%, 5/20/2016	Baa1		3,025,000	2,990,969
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa1		1,000,000	1,220,000

				6,223,573

Total Energy				10,193,047

Financials - 42.3%
Banks - 8.7%
BBVA Bancomer S.A. (Mexico)[3] , 6.75%, 9/30/2022	Baa2		1,185,000	1,297,575
HSBC Bank plc (United Kingdom)[3] , 1.50%, 5/15/2018	Aa3		1,150,000	1,126,417
HSBC USA Capital Trust I (United Kingdom)[3] , 7.808%, 12/15/2026	Baa1		400,000	405,000
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2		930,000	952,142
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2		770,000	772,589
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		800,000	813,728
Lloyds Bank plc (United Kingdom)[3] , 6.50%, 9/14/2020	Baa3		2,445,000	2,793,540
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		1,480,000	1,707,964
National City Corp., 6.875%, 5/15/2019	Baa1		720,000	852,840
The Royal Bank of Scotland plc (United Kingdom)[2] , 1.173%, 3/31/2017	Baa2		825,000	825,969
The Royal Bank of Scotland plc (United Kingdom)[2] , 9.50%, 3/16/2022	BBB	[4]	650,000	762,125
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2		650,000	775,125
Santander Issuances S.A.U. (Spain)[3] , 5.911%, 6/20/2016	Baa2		750,000	787,575

				13,872,589

Capital Markets - 4.7%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1		1,555,000	1,777,664
The Goldman Sachs Group, Inc.[2] , 1.336%, 11/15/2018	Baa1		750,000	756,743
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	Baa1		1,100,000	1,330,767
The Goldman Sachs Group, Inc.[2] , 1.833%, 11/29/2023	Baa1		755,000	771,876
Morgan Stanley, 5.55%, 4/27/2017	Baa2		1,317,000	1,469,173
Morgan Stanley, 2.125%, 4/25/2018	Baa2		1,400,000	1,396,933

				7,503,156

Consumer Finance - 1.7%
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3		1,200,000	1,190,472

2

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	$545,000	$658,266
Discover Bank, 4.20%, 8/8/2023	Baa3	865,000	886,874

			2,735,612

Diversified Financial Services - 12.6%
Bank of America Corp., 6.875%, 4/25/2018	Baa2	1,200,000	1,415,172
Bank of America Corp., 6.875%, 11/15/2018	Baa2	1,000,000	1,191,457
Bank of America Corp., 7.625%, 6/1/2019	Baa2	1,000,000	1,230,772
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	1,460,000	1,737,977
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	2,001,000	2,549,434
CME Group, Inc., 3.00%, 9/15/2022	Aa3	825,000	814,401
General Electric Capital Corp., 5.625%, 5/1/2018	A1	1,440,000	1,645,749
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	368,226
General Electric Capital Corp.[2] , 0.616%, 5/5/2026	A1	1,270,000	1,161,345
ING Bank N.V. (Netherlands)[2] , 0.911%, 5/23/2016	Baa2	200,000	197,750
ING Bank N.V. (Netherlands)[2] , 0.928%, 7/3/2017	Baa2	600,000	590,700
ING US, Inc., 2.90%, 2/15/2018	Baa3	950,000	973,386
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	1,000,000	1,086,319
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	3,245,000	3,987,946
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,000,000	1,111,675

			20,062,309

Insurance - 6.5%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	2,450,000	2,682,804
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,786,220
First American Financial Corp., 4.30%, 2/1/2023	Baa3	915,000	896,882
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	2,285,000	2,814,866
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,980,000	2,202,954

			10,383,726

Real Estate Investment Trusts (REITS) - 8.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	470,000	448,288
American Tower Corp., 3.40%, 2/15/2019	Baa3	2,505,000	2,566,964
American Tower Trust I3 , 1.551%, 3/15/2018	Aaa	465,000	454,206
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	370,000	389,253
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,078,752
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	875,849
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,428,760
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	47,311
HCP, Inc., 6.70%, 1/30/2018	Baa1	1,315,000	1,534,497
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,075,688
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2	496,000	532,376

3

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	A2		$990,000	$1,339,876
UDR, Inc., 4.625%, 1/10/2022	Baa2		800,000	847,403
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		300,000	323,332

				12,942,555

Total Financials				67,499,947

Health Care - 0.5%
Health Care Providers & Services - 0.5%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		815,000	885,727

Industrials - 3.0%
Aerospace & Defense - 0.9%
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,481,220

Airlines - 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class A3 , 4.95%, 1/15/2023	A	[4]	839,396	900,253

Industrial Conglomerates - 0.3%
General Electric Co., 5.25%, 12/6/2017	Aa3		370,000	419,297

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		325,000	343,713

Trading Companies & Distributors - 1.0%
Air Lease Corp., 4.50%, 1/15/2016	BBB	[4]	385,000	405,212
Air Lease Corp., 3.375%, 1/15/2019	BBB	[4]	1,185,000	1,201,294

				1,606,506

Total Industrials				4,750,989

Information Technology - 3.6%
IT Services - 0.9%
Xerox Corp., 2.75%, 3/15/2019	Baa2		1,525,000	1,526,284

Semiconductors & Semiconductor Equipment - 0.8%
Xilinx, Inc., 3.00%, 3/15/2021	A3		1,240,000	1,229,648

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc., 2.40%, 5/3/2023	Aa1		465,000	431,184
EMC Corp., 2.65%, 6/1/2020	A1		1,020,000	1,015,295
Hewlett-Packard Co.[2] , 1.167%, 1/14/2019	Baa1		1,520,000	1,523,536

				2,970,015

Total Information Technology				5,725,947

Materials - 6.8%
Chemicals - 0.5%
The Mosaic Co., 4.25%, 11/15/2023	Baa1		390,000	400,076

4

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	$335,000	$394,891

			794,967

Metals & Mining - 4.8%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	1,220,000	1,464,827
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	1,003,261
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	715,000	745,821
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	Baa3	650,000	648,135
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	795,000	781,087
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	790,000	869,987
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,287,401
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	844,928

			7,645,447

Paper & Forest Products - 1.5%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,371,564

Total Materials			10,811,978

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 1.0%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	1,400,000	1,574,866

Wireless Telecommunication Services - 2.4%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	1,315,000	1,440,757
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	854,000
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	271,073
SBA Tower Trust[3] , 5.101%, 4/17/2017	A2	375,000	401,358
SBA Tower Trust[3] , 2.933%, 12/15/2017	A2	430,000	435,493
SBA Tower Trust[3] , 3.598%, 4/15/2018	Baa3	465,000	454,499

			3,857,180

Total Telecommunication Services			5,432,046

Utilities - 0.3%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	500,000	487,967

TOTAL CORPORATE BONDS (Identified Cost $120,275,306)			124,885,506

5

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		SHARES/ PRINCIPAL AMOUNT	VALUE
PREFERRED STOCKS - 1.1%
Financials - 1.1%
Banks - 0.6%
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	Baa1		32,800	$931,520

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	A3		29,910	767,490

TOTAL PREFERRED STOCKS (Identified Cost $1,567,750)				1,699,010

ASSET-BACKED SECURITIES - 0.7%
FDIC Trust, Series 2011-R1, Class A3 , 2.672%, 7/25/2026	WR	[6]	$143,090	147,354
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa		370,000	383,117
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.74%, 2/25/2017	Aaa		595,000	624,182

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,107,995)				1,154,653

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[3] , 3.847%, 1/14/2029	AAA	[4]	73,503	76,436
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A3 , 2.959%, 12/10/2030	AAA	[4]	215,000	207,089
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	108,183
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	167,157
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	300,000	325,417
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM2 , 5.568%, 10/12/2041	A3		200,000	218,242
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3] , 3.759%, 4/15/2044	Aaa		60,000	62,746
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3] , 3.156%, 7/10/2046	Aaa		234,887	240,797
Commercial Mortgage Trust, Series 2006-GG7, Class A4[2] , 6.015%, 7/10/2038	Aaa		405,777	441,044
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3] , 2.50%, 5/25/2043	AAA	[4]	425,111	387,698
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3] , 2.13%, 2/25/2043	AAA	[4]	407,924	369,138
Extended Stay America Trust, Series 2013-ESH7, Class A27[3] , 2.958%, 12/5/2031	Aaa		455,000	451,430
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[6]	270,000	255,726

6

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[6]	$368,010	$367,486
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[2] , 1.428%, 4/25/2021	WR	[6]	7,994,632	577,524
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[2] , 1.728%, 10/25/2021	WR	[6]	1,224,022	115,259
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[2] , 1.643%, 6/25/2022	WR	[6]	9,916,256	952,258
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[2] , 0.339%, 4/25/2023	Aaa		14,656,679	247,639
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[2] , 0.238%, 5/25/2023	WR	[6]	8,682,419	86,477
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[2] , 1.729%, 10/25/2018	WR	[6]	1,721,315	108,684
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[6]	420,000	417,616
FREMF Mortgage Trust, Series 2011-K701, Class B2,3 , 4.436%, 7/25/2048	A	[4]	160,000	167,392
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[2] , 5.42%, 1/12/2043	Aaa		650,000	687,821
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM2 , 5.461%, 1/12/2043	Baa1		130,000	137,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[2] , 5.405%, 12/15/2044	Aaa		325,000	343,051
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[2] , 6.025%, 4/15/2045	Aaa		435,000	473,942
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3] , 4.07%, 11/15/2043	AAA	[4]	200,000	212,423
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3] , 3.00%, 3/25/2043	WR	[6]	351,176	330,256
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3] , 3.50%, 5/25/2043	AAA	[4]	394,527	386,904
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3 , 3.913%, 6/25/2043	Aaa		9,690	9,769
Motel 6 Trust, Series 2012-MTL6, Class A2[3] , 1.948%, 10/5/2025	AAA	[4]	300,000	297,693
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[4]	100,000	109,888
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[2,3] , 1.452%, 12/15/2028	AAA	[4]	220,000	220,022
SCG Trust, Series 2013-SRP1, Class AJ2,3 , 2.102%, 11/15/2026	AAA	[4]	450,000	450,157
Sequoia Mortgage Trust, Series 2011-2, Class A1[2] , 3.90%, 9/25/2041	WR	[6]	268,974	274,295
Sequoia Mortgage Trust, Series 2012-2, Class A2[2] , 3.50%, 4/25/2042	WR	[6]	444,111	452,858
Sequoia Mortgage Trust, Series 2013-2, Class A1[2] , 1.874%, 2/25/2043	AAA	[4]	372,585	322,963
Sequoia Mortgage Trust, Series 2013-7, Class A2[2] , 3.00%, 6/25/2043	AAA	[4]	270,461	252,753
Sequoia Mortgage Trust, Series 2013-8, Class A1[2] , 3.00%, 6/25/2043	Aaa		365,763	335,722

7

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[4]	$245,000	$259,152
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[2] , 5.414%, 10/15/2044	Aaa		126,634	133,262
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM2 , 5.507%, 12/15/2044	Baa3		300,000	318,156
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[2] , 6.011%, 6/15/2045	Aaa		280,000	305,568
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa		275,000	296,063
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		545,000	525,698
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3] , 4.869%, 2/15/2044	Aaa		410,000	451,165

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $14,196,852)				13,938,579

FOREIGN GOVERNMENT BONDS - 0.6%
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		300,000	385,500
Russian Foreign Bond - Eurobond (Russia)[3] , 5.00%, 4/29/2020	Baa1		500,000	520,000

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $911,040)				905,500

MUNICIPAL BONDS - 1.0%
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2021	Baa2		850,000	801,422
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022	Baa2		900,000	829,629

TOTAL MUNICIPAL BONDS (Identified Cost $1,632,807)				1,631,051

U.S. GOVERNMENT AGENCIES - 6.2%

Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			576,115	626,415
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			44,539	48,424
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			54,145	59,283
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			384,262	418,033
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			69,325	75,438
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			649,746	706,575
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			40,684	44,220
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026			336,398	345,902
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026			408,113	419,639

8

Investment Portfolio - March 31, 2014

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027	$210,427	$216,362
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	166,623	174,821
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	470,578	483,929
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028	417,606	429,464
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	295,292	303,677
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	470,606	470,726
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	507,690	507,807
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	75,654	77,767
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	365,294	365,378
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	212,180	212,234
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	228,573	228,632
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	289,549	289,668
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	517,683	575,655
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	89,925	86,948
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	208,642	201,679
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	189,558	183,196
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	223,745	242,569
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	65,974	72,326
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	49,013	53,474
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	217,097	222,196
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	37,128	40,569
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	66,347	72,798
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	261,982	269,395
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	42,771	46,950
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	293,068	325,071
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	392,158	362,286
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	486,344	449,298
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	203,241	196,305

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,886,491)		9,905,109

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.03%, (Identified Cost $2,236,296)	2,236,296	2,236,296

TOTAL INVESTMENTS - 97.9% (Identified Cost $151,814,537)		156,355,704
OTHER ASSETS, LESS LIABILITIES - 2.1%		3,380,306

NET ASSETS - 100%		$159,736,010

9

Investment Portfolio - March 31, 2014

(unaudited)

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of March 31, 2014.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $20,772,376 or 13.0%, of the Series’ net assets as of March 31, 2014.

4Credit ratings from S&P (unaudited).

5The rate shown is a fixed rate as of March 31, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2022.

6Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

7Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$151,814,537
Unrealized appreciation	5,484,828
Unrealized depreciation	(943,661)

Net unrealized appreciation	$4,541,167

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$1,699,010	$1,699,010	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	9,905,109	—	9,905,109	—
States and political subdivisions (municipals)	1,631,051	—	1,631,051	—
Corporate debt:
Consumer Discretionary	17,164,592	—	17,164,592	—
Consumer Staples	1,933,266	—	1,933,266	—
Energy	10,193,047	—	10,193,047	—
Financials	67,499,947	—	67,499,947	—
Health Care	885,727	—	885,727	—
Industrials	4,750,989	—	4,750,989	—
Information Technology	5,725,947	—	5,725,947	—
Materials	10,811,978	—	10,811,978	—
Telecommunication Services	5,432,046	—	5,432,046	—
Utilities	487,967	—	487,967	—
Asset-backed securities	1,154,653	—	1,154,653	—
Commercial mortgage-backed securities	13,938,579	—	13,938,579	—
Foreign government bonds	905,500	—	905,500	—
Mutual fund	2,236,296	2,236,296	—	—

Total assets	$156,355,704	$3,935,306	$152,420,398	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 76.7%
Convertible Corporate Bonds - 0.4%
Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP3 , 3.75%, 1/15/2030 (Identified Cost $2,760,938)	WR	[4]	2,375,000	$2,861,875

Non-Convertible Corporate Bonds - 76.3%
Consumer Discretionary - 9.9%
Auto Components - 0.3%
Gestamp Funding Luxembourg S.A. (Spain)[3] , 5.625%, 5/31/2020	B1		405,000	420,187
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3] , 3.50%, 3/15/2017	Ba3		410,000	414,100
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3] , 6.00%, 8/1/2020	Ba3		565,000	598,900
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3] , 5.875%, 2/1/2022	Ba3		435,000	441,525

				1,874,712

Automobiles - 1.9%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		6,030,000	6,655,486
Ford Motor Credit Co. LLC[5] , 1.064%, 3/12/2019	Baa3		3,455,000	3,455,045
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		2,565,000	3,234,452

				13,344,983

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		6,380,000	6,814,797

Hotels, Restaurants & Leisure - 1.2%
International Game Technology, 7.50%, 6/15/2019	Baa2		6,755,000	7,930,161
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[3] , 5.00%, 8/1/2018	B1		365,000	378,687
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	Ba1		335,000	379,387

				8,688,235

Household Durables - 1.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3] , 6.125%, 7/1/2022	B2		610,000	629,825
Lennar Corp., 6.95%, 6/1/2018	Ba3		385,000	435,050
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,183,187
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		3,125,000	3,275,978
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		345,000	343,275
Whirlpool Corp., 2.40%, 3/1/2019	Baa2		1,615,000	1,601,536

				12,468,851

Media - 2.3%
British Sky Broadcasting Group plc (United Kingdom)[3] , 9.50%, 11/15/2018	Baa1		2,450,000	3,179,402
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	B1		615,000	619,613

1

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Cogeco Cable, Inc. (Canada)[3] , 4.875%, 5/1/2020	BB	[6]	410,000	$407,950
Columbus International, Inc. (Barbados)[3] , 7.375%, 3/30/2021	B2		395,000	406,356
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	5,157,417
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2		2,550,000	2,557,194
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		2,435,000	2,702,012
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3		325,000	356,687
Sirius XM Holdings, Inc.[3] , 4.25%, 5/15/2020	B1		832,000	813,280

				16,199,911

Multiline Retail - 0.9%
Dollar General Corp., 1.875%, 4/15/2018	Baa3		3,300,000	3,242,316
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		3,420,000	3,202,255

				6,444,571

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp., 5.95%, 11/1/2017	A3		2,815,000	3,239,235

Total Consumer Discretionary				69,075,295

Consumer Staples - 1.6%
Beverages - 0.6%
Crestview DS Merger Sub II, Inc.[3] , 10.00%, 9/1/2021	B3		395,000	438,450
Pernod-Ricard S.A. (France)[3] , 5.75%, 4/7/2021	Baa3		3,290,000	3,734,788

				4,173,238

Food & Staples Retailing - 0.1%
KeHE Distributors LLC - KeHE Finance Corp.[3] , 7.625%, 8/15/2021	B3		375,000	403,125
Shearer’s Foods LLC - Chip Finance Corp.[3] , 9.00%, 11/1/2019	B3		455,000	497,087

				900,212

Food Products - 0.4%
Land O’ Lakes, Inc.[3] , 6.00%, 11/15/2022	Ba2		345,000	365,700
Pinnacle Operating Corp.[3] , 9.00%, 11/15/2020	Caa1		365,000	394,200
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3		2,350,000	2,451,377

				3,211,277

Household Products - 0.4%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3		1,600,000	1,676,442
Harbinger Group, Inc., 7.875%, 7/15/2019	B2		550,000	603,625
Harbinger Group, Inc.[3] , 7.75%, 1/15/2022	Caa2		380,000	386,650

				2,666,717

2

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3		580,000	$623,500

Total Consumer Staples				11,574,944

Energy - 6.0%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		3,155,000	3,877,113
Calfrac Holdings LP (Canada)[3] , 7.50%, 12/1/2020	B1		745,000	782,250
Nabors Industries, Inc.[3] , 2.35%, 9/15/2016	Baa2		1,000,000	1,023,040
Parker Drilling Co.[3] , 6.75%, 7/15/2022	B1		580,000	597,400
PHI, Inc.[3] , 5.25%, 3/15/2019	B2		615,000	621,150
Schlumberger Oilfield plc[3] , 4.20%, 1/15/2021	A1		2,630,000	2,843,380
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3] , 8.625%, 11/1/2018	B1		375,000	405,937
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2		6,175,000	8,016,280

				18,166,550

Oil, Gas & Consumable Fuels - 3.4%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3		3,380,000	3,370,982
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3		695,000	721,063
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[3] , 6.125%, 3/1/2022	B1		595,000	621,775
Gazprom OAO Via Gaz Capital S.A. (Russia)[3] , 9.25%, 4/23/2019	Baa1		2,730,000	3,221,400
Hess Corp., 8.125%, 2/15/2019	Baa2		705,000	882,625
Jones Energy Holdings LLC - Jones Energy Finance Corp.[3] , 6.75%, 4/1/2022	B3		605,000	616,344
Lukoil International Finance B.V. (Russia)[3] , 3.416%, 4/24/2018	Baa2		1,950,000	1,896,863
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020	B1		595,000	636,650
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3		760,000	824,600
Petrobras Global Finance B.V. (Brazil)[5] , 1.855%, 5/20/2016	Baa1		5,225,000	5,166,219
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa1		3,800,000	4,636,000
Regency Energy Partners LP - Regency Energy Finance Corp., 5.875%, 3/1/2022	B1		410,000	425,375
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		805,000	830,156

				23,850,052

Total Energy				42,016,602

Financials - 40.0%
Banks - 9.1%
BBVA Bancomer S.A. (Mexico)[3] , 6.75%, 9/30/2022	Baa2		4,300,000	4,708,500
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2		3,320,000	3,486,667
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[5] , 8.40%, 11/29/2049	WR	[4]	2,980,000	3,311,525

3

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
HSBC Bank plc (United Kingdom)[3] , 1.50%, 5/15/2018	Aa3		4,190,000	$4,104,076
HSBC USA Capital Trust I (United Kingdom)[3] , 7.808%, 12/15/2026	Baa1		1,500,000	1,518,750
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2		3,230,000	3,306,903
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2		3,385,000	3,396,380
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		3,200,000	3,254,912
Lloyds Bank plc (United Kingdom)[3] , 6.50%, 9/14/2020	Baa3		7,430,000	8,489,161
Lloyds Bank plc (United Kingdom)[5] , 9.875%, 12/16/2021	Ba1		2,800,000	3,337,600
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		7,665,000	8,845,640
National City Corp., 6.875%, 5/15/2019	Baa1		1,920,000	2,274,240
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	B1		1,645,000	1,667,581
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022	Ba3		435,000	455,565
The Royal Bank of Scotland plc (United Kingdom)[5] , 1.173%, 3/31/2017	Baa2		3,455,000	3,459,060
The Royal Bank of Scotland plc (United Kingdom)[5] , 9.50%, 3/16/2022	BBB	[6]	1,430,000	1,676,675
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2		888,000	1,058,940
Santander Holdings USA, Inc., 3.00%, 9/24/2015	Baa2		2,000,000	2,059,642
Santander Issuances S.A.U. (Spain)[3] , 5.911%, 6/20/2016	Baa2		3,290,000	3,454,829

				63,866,646

Capital Markets - 5.2%
Goldman Sachs Capital II5 , 4.00%, 6/1/2043	Ba2		4,205,000	3,237,850
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1		5,875,000	6,716,253
The Goldman Sachs Group, Inc.[5] , 1.336%, 11/15/2018	Baa1		3,305,000	3,334,715
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1		3,000,000	3,347,214
The Goldman Sachs Group, Inc.[5] , 1.833%, 11/29/2023	Baa1		3,305,000	3,378,877
Morgan Stanley, 2.125%, 4/25/2018	Baa2		5,070,000	5,058,892
Morgan Stanley, 5.50%, 1/26/2020	Baa2		4,485,000	5,058,125
Morgan Stanley, 5.75%, 1/25/2021	Baa2		3,940,000	4,512,841
Scottrade Financial Services, Inc.[3] , 6.125%, 7/11/2021	Baa3		1,700,000	1,724,735

				36,369,502

Consumer Finance - 2.5%
Ally Financial, Inc., 6.75%, 12/1/2014	B1		370,000	383,412
American Express Co.[5] , 6.80%, 9/1/2066	Baa2		3,445,000	3,774,687
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3		4,700,000	4,662,682
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		3,385,000	4,088,494
CNG Holdings, Inc.[3] , 9.375%, 5/15/2020	B3		705,000	645,075
Discover Bank, 4.20%, 8/8/2023	Baa3		3,210,000	3,291,174
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		575,000	603,031

				17,448,555

4

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 10.4%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	$4,069,745
Bank of America Corp., 6.875%, 4/25/2018	Baa2	2,295,000	2,706,516
Bank of America Corp., 7.625%, 6/1/2019	Baa2	5,445,000	6,701,554
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	2,195,000	2,612,917
Citigroup, Inc.[5] , 0.505%, 6/9/2016	Baa3	5,000,000	4,939,015
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	7,016,000	8,938,945
CME Group, Inc., 3.00%, 9/15/2022	Aa3	3,005,000	2,966,395
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,457,194
General Electric Capital Corp., 5.50%, 1/8/2020	A1	3,105,000	3,572,939
General Electric Capital Corp.[5] , 0.616%, 5/5/2026	A1	5,600,000	5,120,892
ING Bank N.V. (Netherlands)[3] , 5.125%, 5/1/2015	Baa2	3,470,000	3,591,034
ING Bank N.V. (Netherlands)[5] , 0.911%, 5/23/2016	Baa2	800,000	791,000
ING Bank N.V. (Netherlands)[5] , 0.928%, 7/3/2017	Baa2	2,900,000	2,855,050
ING US, Inc., 2.90%, 2/15/2018	Baa3	2,050,000	2,100,465
ING US, Inc., 5.50%, 7/15/2022	Baa3	1,100,000	1,233,883
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3] , 7.375%, 4/1/2020	B1	575,000	603,750
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3] , 6.875%, 4/15/2022	B1	410,000	413,075
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,345,276
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	6,925,000	8,510,486
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	4,000,000	4,446,700

			72,976,831

Insurance - 5.4%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,335,063
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,231,923
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,097,429
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	7,955,000	9,799,677
Genworth Holdings, Inc.[5] , 6.15%, 11/15/2066	Ba1	1,750,000	1,616,563
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,693,650

			37,774,305

Real Estate Investment Trusts (REITS) - 7.4%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	1,620,000	1,545,164
American Tower Corp., 3.40%, 2/15/2019	Baa3	9,600,000	9,837,466
American Tower Trust I3 , 1.551%, 3/15/2018	Aaa	1,625,000	1,587,281
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	685,000	720,644
Boston Properties LP, 5.875%, 10/15/2019	Baa2	2,225,000	2,567,085
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,519,604
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	665,000	656,687
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,094,835
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,394,656

5

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1		570,000	$602,775
HCP, Inc., 6.70%, 1/30/2018	Baa1		4,500,000	5,251,131
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		3,450,000	3,748,611
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2		1,930,000	2,071,544
Rialto Holdings LLC - Rialto Corp.[3] , 7.00%, 12/1/2018	B2		410,000	422,300
Simon Property Group LP, 6.125%, 5/30/2018	A2		3,000,000	3,489,825
Simon Property Group LP, 10.35%, 4/1/2019	A2		3,670,000	4,967,015
UDR, Inc., 4.625%, 1/10/2022	Baa2		2,850,000	3,018,874
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		1,400,000	1,508,882

				52,004,379

Total Financials				280,440,218

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		2,885,000	3,135,363
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2		90,000	101,700
Fresenius Medical Care US Finance, Inc. (Germany)[3] , 6.50%, 9/15/2018	Ba2		785,000	879,200
Fresenius US Finance II, Inc. (Germany)[3] , 9.00%, 7/15/2015	Ba1		540,000	591,300
HCA, Inc., 6.375%, 1/15/2015	B3		370,000	383,875
Tenet Healthcare Corp., 8.125%, 4/1/2022	B3		360,000	402,300

				5,493,738

Total Health Care				5,493,738

Industrials - 4.8%
Aerospace & Defense - 0.9%
Bombardier, Inc. (Canada)[3] , 4.25%, 1/15/2016	Ba3		365,000	379,600
Bombardier, Inc. (Canada)[3] , 6.125%, 1/15/2023	Ba3		580,000	585,800
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1		365,000	360,437
Erickson Air-Crane, Inc.[3] , 8.25%, 5/1/2020	B1		460,000	483,000
Textron, Inc., 7.25%, 10/1/2019	Baa3		3,790,000	4,509,096

				6,317,933

Air Freight & Logistics - 0.0%*
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,7] , 10.00%, 2/15/2018	Caa2		240,000	242,400

Airlines - 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class A3 , 4.95%, 1/15/2023	A	[6]	3,105,281	3,330,414
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3 , 6.375%, 1/2/2016	Ba2		165,000	177,787

6

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		365,000	$394,200
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		390,000	420,713

				4,323,114

Commercial Services & Supplies - 0.1%
Modular Space Corp.[3] , 10.25%, 1/31/2019	B3		535,000	556,400

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[3] , 7.75%, 2/1/2020	B2		510,000	550,800

Industrial Conglomerates - 0.3%
General Electric Co., 5.25%, 12/6/2017	Aa3		2,100,000	2,379,791

Machinery - 0.6%
CNH Capital LLC, 6.25%, 11/1/2016	Ba1		535,000	586,494
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		2,350,000	2,485,308
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3] , 8.875%, 8/1/2020	B2		715,000	782,925
Waterjet Holdings, Inc.[3] , 7.625%, 2/1/2020	B2		375,000	397,500

				4,252,227

Professional Services - 0.1%
FTI Consulting, Inc., 6.00%, 11/15/2022	Ba2		360,000	367,200

Road & Rail - 0.6%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1		3,675,000	4,110,925

Trading Companies & Distributors - 1.5%
Air Lease Corp., 4.50%, 1/15/2016	BBB	[6]	1,615,000	1,699,787
Air Lease Corp., 3.375%, 1/15/2019	BBB	[6]	5,045,000	5,114,369
Aircastle Ltd., 4.625%, 12/15/2018	Ba3		405,000	414,619
Aviation Capital Group Corp.[3] , 3.875%, 9/27/2016	BB	[6]	400,000	414,355
Aviation Capital Group Corp.[3] , 4.625%, 1/31/2018	BB	[6]	360,000	374,338
Aviation Capital Group Corp.[3] , 6.75%, 4/6/2021	BB	[6]	395,000	435,784
BlueLine Rental Finance Corp.[3] , 7.00%, 2/1/2019	B3		385,000	407,137
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3		405,000	423,225
International Lease Finance Corp., 8.625%, 9/15/2015	Ba3		335,000	368,919
Rexel S.A. (France)[3] , 5.25%, 6/15/2020	Ba3		575,000	587,937

				10,240,470

Total Industrials				33,341,260

Information Technology - 3.5%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	B1		590,000	622,450

7

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.9%
Xerox Corp., 2.75%, 3/15/2019	Baa2	6,680,000	$6,685,625

Semiconductors & Semiconductor Equipment - 0.8%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B1	495,000	492,525
Xilinx, Inc., 3.00%, 3/15/2021	A3	5,180,000	5,136,757

			5,629,282

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,567,100
EMC Corp., 2.65%, 6/1/2020	A1	3,715,000	3,697,863
Hewlett-Packard Co.[5] , 1.167%, 1/14/2019	Baa1	6,680,000	6,695,538

			11,960,501

Total Information Technology			24,897,858

Materials - 5.7%
Chemicals - 0.5%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	1,680,000	1,723,404
Nufarm Australia Ltd. (Australia)[3] , 6.375%, 10/15/2019	Ba3	375,000	388,125
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	1,430,000	1,685,653

			3,797,182

Containers & Packaging - 0.1%
Smurfit Kappa Acquisitions (Ireland)[3] , 4.875%, 9/15/2018	Ba2	385,000	408,100

Metals & Mining - 4.1%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	475,000	601,469
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,878,190
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	2,500,000	2,607,765
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,000,000	981,882
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	Baa3	2,350,000	2,343,255
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	3,205,000	3,148,913
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	4,475,000	4,939,281
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	2,925,000	3,221,156
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,119,684
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	3,009,744

			28,851,339

Paper & Forest Products - 1.0%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,705,801

Total Materials			39,762,422

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 1.0%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	5,780,000	6,501,945

8

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 2.6%
Altice Financing S.A. (Luxembourg)[3] , 6.50%, 1/15/2022	B1		605,000	$638,275
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2		4,980,000	5,456,252
CPI International, Inc., 8.75%, 2/15/2018	Caa1		390,000	402,675
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2		4,070,000	4,665,478
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2		610,000	661,417
Digicel Ltd. (Jamaica)[3] , 6.00%, 4/15/2021	B1		585,000	598,163
SBA Tower Trust[3] , 5.101%, 4/17/2017	A2		2,095,000	2,242,253
SBA Tower Trust[3] , 2.933%, 12/15/2017	A2		1,515,000	1,534,354
SBA Tower Trust[3] , 3.598%, 4/15/2018	Baa3		1,640,000	1,602,966
UPCB Finance VI Ltd. (Netherlands)[3] , 6.875%, 1/15/2022	Ba3		550,000	599,500

				18,401,333

Total Telecommunication Services				24,903,278

Utilities - 0.4%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1		2,000,000	1,951,868

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.[3] , 6.25%, 7/15/2022	B1		595,000	612,850

Total Utilities				2,564,718

Total Non-Convertible Corporate Bonds (Identified Cost $509,031,614)				534,070,333

TOTAL CORPORATE BONDS (Identified Cost $511,792,552)				536,932,208

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Banks - 0.5%
U.S. Bancorp., Series F (non-cumulative), 6.50%[8]	Baa1		114,010	3,237,884

Insurance - 0.2%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[8]	Ba1		16,100	1,654,275

Real Estate Investment Trusts (REITS) - 0.4%
Public Storage, Series Q, 6.50%	A3		109,100	2,799,506

TOTAL PREFERRED STOCKS (Identified Cost $7,175,675)				7,691,665

ASSET-BACKED SECURITIES - 0.8%
FDIC Trust, Series 2011-R1, Class A3 , 2.672%, 7/25/2026	WR	[4]	718,081	739,477
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa		2,585,000	2,676,641

9

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.74%, 2/25/2017	Aaa		2,360,000	$2,475,748
SLM Student Loan Trust, Series 2002-4, Class A4[5] , 0.373%, 3/15/2017	Aaa		36,204	36,179

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,698,512)				5,928,045

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[3] , 3.847%, 1/14/2029	AAA	[6]	319,739	332,497
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A3 , 2.959%, 12/10/2030	AAA	[6]	745,000	717,587
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	362,414
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	746,985
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[6]	650,000	705,071
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5 , 5.568%, 10/12/2041	A3		800,000	872,968
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3] , 3.759%, 4/15/2044	Aaa		240,000	250,985
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3] , 3.156%, 7/10/2046	Aaa		1,156,708	1,185,811
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5] , 6.015%, 7/10/2038	Aaa		1,657,329	1,801,374
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,5] , 2.50%, 5/25/2043	AAA	[6]	1,553,854	1,417,103
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,5] , 2.13%, 2/25/2043	AAA	[6]	1,421,010	1,285,899
Extended Stay America Trust, Series 2013-ESH7, Class A27[3] , 2.958%, 12/5/2031	Aaa		1,500,000	1,488,231
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[4]	940,000	890,304
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[4]	1,283,191	1,281,367
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[5] , 1.563%, 11/25/2019	WR	[4]	7,708,094	513,112
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5] , 1.652%, 8/25/2020	WR	[4]	11,411,448	803,777
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5] , 1.428%, 4/25/2021	WR	[4]	8,088,100	584,276
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5] , 1.728%, 10/25/2021	WR	[4]	5,159,409	485,831
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5] , 1.59%, 12/25/2021	WR	[4]	6,848,326	584,950

10

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5] , 1.643%, 6/25/2022	WR	[4]	18,524,207	$1,778,880
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5] , 0.339%, 4/25/2023	Aaa		61,779,776	1,043,831
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5] , 0.238%, 5/25/2023	WR	[4]	36,597,505	364,511
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5] , 1.729%, 10/25/2018	WR	[4]	8,453,237	533,737
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[4]	1,480,000	1,471,600
FREMF Mortgage Trust, Series 2011-K701, Class B3,5 , 4.436%, 7/25/2048	A	[6]	950,000	993,888
FREMF Mortgage Trust, Series 2011-K702, Class B3,5 , 4.936%, 4/25/2044	A3		230,000	244,821
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3] , 0.10%, 6/25/2046	WR	[4]	96,219,857	661,511
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[5] , 5.42%, 1/12/2043	Aaa		850,000	899,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM5 , 5.461%, 1/12/2043	Baa1		460,000	486,750
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[5] , 5.405%, 12/15/2044	Aaa		1,670,000	1,762,754
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5] , 6.025%, 4/15/2045	Aaa		1,075,000	1,171,237
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3] , 4.07%, 11/15/2043	AAA	[6]	750,000	796,585
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,5] , 3.00%, 3/25/2043	WR	[4]	1,223,328	1,150,452
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,5] , 3.50%, 5/25/2043	AAA	[6]	1,452,078	1,424,021
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5 , 5.23%, 9/15/2042	Aaa		189,697	197,946
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[3] , 3.884%, 9/15/2047	AAA	[6]	200,000	208,774
Motel 6 Trust, Series 2012-MTL6, Class A2[3] , 1.948%, 10/5/2025	AAA	[6]	1,055,000	1,046,887
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[6]	420,000	461,530
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,5] , 1.452%, 12/15/2028	AAA	[6]	950,000	950,095
SCG Trust, Series 2013-SRP1, Class AJ3,5 , 2.102%, 11/15/2026	AAA	[6]	2,000,000	2,000,696
Sequoia Mortgage Trust, Series 2011-2, Class A1[5] , 3.90%, 9/25/2041	WR	[4]	856,439	873,382
Sequoia Mortgage Trust, Series 2012-2, Class A2[5] , 3.50%, 4/25/2042	WR	[4]	1,951,507	1,989,946
Sequoia Mortgage Trust, Series 2013-2, Class A1[5] , 1.874%, 2/25/2043	AAA	[6]	1,279,940	1,109,473
Sequoia Mortgage Trust, Series 2013-7, Class A2[5] , 3.00%, 6/25/2043	AAA	[6]	994,910	929,772
Sequoia Mortgage Trust, Series 2013-8, Class A1[5] , 3.00%, 6/25/2043	Aaa		1,352,846	1,241,736

11

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT2 / SHARES		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[6]		1,195,000	$1,264,029
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.414%, 10/15/2044	Aaa			1,029,953	1,083,866
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM5 , 5.507%, 12/15/2044	Baa3			1,060,000	1,124,149
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa			1,220,000	1,331,403
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa			1,350,000	1,453,398
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa			1,915,000	1,847,176
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,5] , 4.869%, 2/15/2044	Aaa			1,550,000	1,705,623

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $52,677,639)					51,914,459

FOREIGN GOVERNMENT BONDS - 4.0%
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2			1,300,000	1,670,500
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	3,300,479
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		MYR	8,905,000	2,784,193
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	55,455,000	4,530,030
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	4,991,598
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	3,020,487
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	63,000,000	4,972,930
Russian Foreign Bond - Eurobond (Russia)[3] , 5.00%, 4/29/2020	Baa1			2,500,000	2,600,000

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $27,829,034)					27,870,217

MUNICIPAL BONDS - 1.0%
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2021	Baa2			3,625,000	3,417,831
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022	Baa2			3,750,000	3,456,788

TOTAL MUNICIPAL BONDS (Identified Cost $6,881,892)					6,874,619

MUTUAL FUND - 0.0%*
John Hancock Preferred Income Fund (Identified Cost $139,390)				10,500	209,055

12

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES - 5.2%
Mortgage-Backed Securities - 5.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,397,331	$1,519,332
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	116,559	126,727
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	131,596	144,084
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	934,238	1,016,343
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	167,895	182,700
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,576,350	1,714,225
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	98,816	107,404
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	1,250,761	1,286,097
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	1,517,403	1,560,258
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027	631,280	649,086
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	609,126	639,093
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	1,749,654	1,799,294
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028	1,252,819	1,288,391
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	894,824	920,235
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	2,166,035	2,166,588
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	1,923,002	1,923,445
Fannie Mae, Pool #MA1453, 3.00%, 5/1/2028	700,944	721,307
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	281,292	289,146
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	1,393,783	1,394,105
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	822,900	823,110
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	884,717	884,942
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,112,139	1,112,595
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	539,715	595,320
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	1,823,212	2,027,383
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	334,350	323,282
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	775,749	749,859
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	704,794	681,142
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	543,914	589,675
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	160,100	175,513
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	119,053	129,889
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	1,230,219	1,259,109
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	90,263	98,629
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	160,821	176,460
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	70,553	76,796
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	974,074	1,001,636
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	806,967	885,820
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	729,072	800,313
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	71,373	78,347
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	563,517	625,053
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,458,078	1,347,014
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,808,272	1,670,534

13

Investment Portfolio - March 31, 2014

(unaudited)

CORE PLUS BOND SERIES	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	755,667	$729,878

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $36,274,216)		36,290,159

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.03%, (Identified Cost $11,742,964)	11,742,964	11,742,964

TOTAL INVESTMENTS - 97.9% (Identified Cost $660,211,874)		685,453,391
OTHER ASSETS, LESS LIABILITIES - 2.1%		14,781,207

NET ASSETS - 100%		$700,234,598

* Less than 0.1%

CLP - Chilean Peso

IO - Interest only

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $115,324,639 or 16.5%, of the Series’ net assets as of March 31, 2014.

4Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

5The coupon rate is floating and is the effective rate as of March 31, 2014.

6Credit ratings from S&P (unaudited).

7Represents a Payment-In-Kind bond.

8The rate shown is a fixed rate as of March 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

9Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$660,212,241
Unrealized appreciation	28,455,494
Unrealized depreciation	(3,214,344)

Net unrealized appreciation	$25,241,150

14

Investment Portfolio - March 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$7,691,665	$7,691,665	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	36,290,159	—	36,290,159	—
States and political subdivisions (municipals)	6,874,619	—	6,874,619	—
Corporate debt:
Consumer Discretionary	69,075,295	—	69,075,295	—
Consumer Staples	11,574,944	—	11,574,944	—
Energy	42,016,602	—	42,016,602	—
Financials	280,440,218	—	280,440,218	—
Health Care	5,493,738	—	5,493,738	—
Industrials	33,341,260	—	33,341,260	—
Information Technology	24,897,858	—	24,897,858	—
Materials	39,762,422	—	39,762,422	—
Telecommunication Services	24,903,278	—	24,903,278	—
Utilities	2,564,718	—	2,564,718	—
Convertible corporate debt:
Financials	2,861,875	—	2,861,875	—
Asset-backed securities	5,928,045	—	5,928,045	—
Commercial mortgage-backed securities	51,914,459	—	51,914,459	—
Foreign government bonds	27,870,217	—	27,870,217	—
Mutual funds	11,952,019	11,952,019	—	—

Total assets	$685,453,391	$19,643,684	$665,809,707	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 1.6%
Crown Castle Operating Co., 1st Lien Term Loan B2, 3.25%, 1/31/2021	Ba2		$1,994,979	$1,987,498
NRG Energy, Inc. Term B, 2.75%, 7/1/2018	Baa3		2,000,000	1,980,620

TOTAL LOAN ASSIGNMENTS (Identified Cost $3,984,998)				3,968,118

CORPORATE BONDS - 92.7%

Non-Convertible Corporate Bonds - 92.7%
Consumer Discretionary - 16.0%
Auto Components - 4.2%
Gestamp Funding Luxembourg S.A. (Spain)[2] , 5.625%, 5/31/2020	B1		2,085,000	2,163,187
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2] , 3.50%, 3/15/2017	Ba3		2,275,000	2,297,750
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2] , 6.00%, 8/1/2020	Ba3		3,080,000	3,264,800
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2] , 5.875%, 2/1/2022	Ba3		2,445,000	2,481,675

				10,207,412

Hotels, Restaurants & Leisure - 1.7%
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[2] , 5.00%, 8/1/2018	B1		1,960,000	2,033,500
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	Ba1		1,840,000	2,083,800

				4,117,300

Household Durables - 3.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	B2		3,270,000	3,376,275
Lennar Corp., 6.95%, 6/1/2018	Ba3		2,015,000	2,276,950
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		2,185,000	2,174,075

				7,827,300

Media - 6.0%
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	B1		3,505,000	3,531,288
Cogeco Cable, Inc. (Canada)[2] , 4.875%, 5/1/2020	BB	[3]	2,400,000	2,388,000
Columbus International, Inc. (Barbados)[2] , 7.375%, 3/30/2021	B2		2,290,000	2,355,837
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3		1,780,000	1,953,550
Sirius XM Holdings, Inc.[2] , 4.25%, 5/15/2020	B1		4,480,000	4,379,200

				14,607,875

Textiles, Apparel & Luxury Goods - 0.9%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[2] , 6.25%, 6/1/2021	B2		1,975,000	2,054,000

Total Consumer Discretionary				38,813,887

Consumer Staples - 8.1%
Beverages - 1.0%
Crestview DS Merger Sub II, Inc.[2] , 10.00%, 9/1/2021	B3		2,115,000	2,347,650

1

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 2.0%
KeHE Distributors LLC - KeHE Finance Corp.[2] , 7.625%, 8/15/2021	B3	$2,000,000	$2,150,000
Shearer’s Foods LLC - Chip Finance Corp.[2] , 9.00%, 11/1/2019	B3	2,390,000	2,611,075

			4,761,075

Food Products - 1.7%
Land O’ Lakes, Inc.[2] , 6.00%, 11/15/2022	Ba2	1,785,000	1,892,100
Pinnacle Operating Corp.[2] , 9.00%, 11/15/2020	Caa1	2,000,000	2,160,000

			4,052,100

Household Products - 2.1%
Harbinger Group, Inc., 7.875%, 7/15/2019	B2	2,885,000	3,166,288
Harbinger Group, Inc.[2] , 7.75%, 1/15/2022	Caa2	2,000,000	2,035,000

			5,201,288

Tobacco - 1.3%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	3,000,000	3,225,000

Total Consumer Staples			19,587,113

Energy - 17.3%
Energy Equipment & Services - 5.3%
Calfrac Holdings LP (Canada)[2] , 7.50%, 12/1/2020	B1	3,680,000	3,864,000
Parker Drilling Co.[2] , 6.75%, 7/15/2022	B1	3,165,000	3,259,950
PHI, Inc.[2] , 5.25%, 3/15/2019	B2	3,525,000	3,560,250
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2] , 8.625%, 11/1/2018	B1	1,890,000	2,045,925

			12,730,125

Oil, Gas & Consumable Fuels - 12.0%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3	3,970,000	4,118,875
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[2] , 6.125%, 3/1/2022	B1	3,150,000	3,291,750
Energy XXI Gulf Coast, Inc.[2] , 7.50%, 12/15/2021	B3	3,090,000	3,236,775
Jones Energy Holdings LLC - Jones Energy Finance Corp.[2] , 6.75%, 4/1/2022	B3	3,575,000	3,642,031
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020	B1	3,145,000	3,365,150
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	4,010,000	4,350,850
Regency Energy Partners LP - Regency Energy Finance Corp., 5.875%, 3/1/2022	B1	2,275,000	2,360,313
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	4,625,000	4,769,531

			29,135,275

Total Energy			41,865,400

2

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials - 12.5%
Banks - 1.1%
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022	Ba3	$2,480,000	$2,597,247

Capital Markets - 0.9%
Scottrade Financial Services, Inc.[2] , 6.125%, 7/11/2021	Baa3	2,250,000	2,282,737

Consumer Finance - 3.4%
Ally Financial, Inc., 6.75%, 12/1/2014	B1	2,020,000	2,093,225
CNG Holdings, Inc.[2] , 9.375%, 5/15/2020	B3	3,150,000	2,882,250
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	3,125,000	3,277,344

			8,252,819

Diversified Financial Services - 2.3%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2] , 7.375%, 4/1/2020	B1	2,970,000	3,118,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2] , 6.875%, 4/15/2022	B1	2,400,000	2,418,000

			5,536,500

Real Estate Investment Trusts (REITS) - 4.0%
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	3,785,000	3,737,688
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	3,050,000	3,225,375
Rialto Holdings LLC - Rialto Corp.[2] , 7.00%, 12/1/2018	B2	2,675,000	2,755,250

			9,718,313

Thrifts & Mortgage Finance - 0.8%
Provident Funding Associates LP - PFG Finance Corp.[2] , 6.75%, 6/15/2021	Ba3	1,985,000	1,985,000

Total Financials			30,372,616

Health Care - 5.3%
Health Care Providers & Services - 5.3%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	2,930,000	3,310,900
Fresenius Medical Care US Finance, Inc. (Germany)[2] , 6.50%, 9/15/2018	Ba2	1,770,000	1,982,400
Fresenius US Finance II, Inc. (Germany)[2] , 9.00%, 7/15/2015	Ba1	2,925,000	3,202,875
HCA, Inc., 6.375%, 1/15/2015	B3	2,020,000	2,095,750
Tenet Healthcare Corp., 8.125%, 4/1/2022	B3	1,990,000	2,223,825

Total Health Care			12,815,750

Industrials - 21.4%
Aerospace & Defense - 4.0%
Bombardier, Inc. (Canada)[2] , 4.25%, 1/15/2016	Ba3	1,875,000	1,950,000
Bombardier, Inc. (Canada)[2] , 6.125%, 1/15/2023	Ba3	3,185,000	3,216,850
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1	1,860,000	1,836,750

3

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Erickson Air-Crane, Inc.[2] , 8.25%, 5/1/2020	B1		$2,530,000	$2,656,500

				9,660,100

Air Freight & Logistics - 1.0%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[2,4] , 10.00%, 2/15/2018	Caa2		2,485,000	2,509,850

Airlines - 2.0%
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2 , 6.375%, 1/2/2016	Ba2		1,890,000	2,036,475
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		850,000	918,000
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		1,760,000	1,898,600

				4,853,075

Commercial Services & Supplies - 1.3%
Modular Space Corp.[2] , 10.25%, 1/31/2019	B3		3,055,000	3,177,200

Construction & Engineering - 1.2%
Abengoa Finance S.A.U. (Spain)[2] , 7.75%, 2/1/2020	B2		2,720,000	2,937,600

Machinery - 3.5%
CNH Capital LLC, 6.25%, 11/1/2016	Ba1		2,885,000	3,162,681
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2] , 8.875%, 8/1/2020	B2		2,760,000	3,022,200
Waterjet Holdings, Inc.[2] , 7.625%, 2/1/2020	B2		2,095,000	2,220,700

				8,405,581

Professional Services - 0.8%
FTI Consulting, Inc., 6.00%, 11/15/2022	Ba2		1,880,000	1,917,600

Trading Companies & Distributors - 7.6%
Aircastle Ltd., 4.625%, 12/15/2018	Ba3		2,190,000	2,242,013
Aviation Capital Group Corp.[2] , 3.875%, 9/27/2016	BB	[3]	1,580,000	1,636,701
Aviation Capital Group Corp.[2] , 4.625%, 1/31/2018	BB	[3]	1,880,000	1,954,879
Aviation Capital Group Corp.[2] , 6.75%, 4/6/2021	BB	[3]	2,590,000	2,857,420
BlueLine Rental Finance Corp.[2] , 7.00%, 2/1/2019	B3		2,165,000	2,289,487
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3		2,185,000	2,283,325
International Lease Finance Corp., 8.625%, 9/15/2015	Ba3		1,840,000	2,026,300
Rexel S.A. (France)[2] , 5.25%, 6/15/2020	Ba3		2,970,000	3,036,825

				18,326,950

Total Industrials				51,787,956

Information Technology - 2.5%
Communications Equipment - 1.4%
Windstream Corp., 7.50%, 6/1/2022	B1		3,115,000	3,286,325

4

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.1%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B1	$2,705,000	$2,691,475

Total Information Technology			5,977,800

Materials - 3.2%
Chemicals - 0.8%
Nufarm Australia Ltd. (Australia)[2] , 6.375%, 10/15/2019	Ba3	2,000,000	2,070,000

Containers & Packaging - 1.0%
Smurfit Kappa Acquisitions (Ireland)[2] , 4.875%, 9/15/2018	Ba2	2,310,000	2,448,600

Metals & Mining - 1.4%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	2,625,000	3,323,906

Total Materials			7,842,506

Telecommunication Services - 5.0%
Wireless Telecommunication Services - 5.0%
Altice Financing S.A. (Luxembourg)[2] , 6.50%, 1/15/2022	B1	3,225,000	3,402,375
CPI International, Inc., 8.75%, 2/15/2018	Caa1	1,950,000	2,013,375
Digicel Ltd. (Jamaica)[2] , 6.00%, 4/15/2021	B1	3,095,000	3,164,637
UPCB Finance VI Ltd. (Netherlands)[2] , 6.875%, 1/15/2022	Ba3	3,215,000	3,504,350

Total Telecommunication Services			12,084,737

Utilities - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
NRG Energy, Inc.[2] , 6.25%, 7/15/2022	B1	3,260,000	3,357,800

Total Non-Convertible Corporate Bonds (Identified Cost $218,168,541)			224,505,565

MUTUAL FUNDS - 1.9%
SPDR Barclays Capital High Yield Bond ETF (Identified Cost $4,492,379)		109,750	4,533,773

5

Investment Portfolio - March 31, 2014

(unaudited)

HIGH YIELD BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.3%
Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.03%, (Identified Cost $ 5,652,386)	5,652,386	$5,652,386

TOTAL INVESTMENTS - 98.5% (Identified Cost $ 232,298,304)		238,659,842
OTHER ASSETS, LESS LIABILITIES - 1.5%		3,534,265

NET ASSETS - 100%		$242,194,107

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $136,968,191 or 56.6% of the Series’ net assets as of March 31, 2014.

3Credit ratings from S&P (unaudited).

4Represents a Payment-In-Kind bond.

5Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$232,298,304
Unrealized appreciation	6,904,506
Unrealized depreciation	(542,968)

Net unrealized appreciation	$6,361,538

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$3,968,118	$—	$3,968,118	$—
Corporate debt:
Consumer Discretionary	38,813,887	—	38,813,887	—
Consumer Staples	19,587,113	—	19,587,113	—
Energy	41,865,400	—	41,865,400	—
Financials	30,372,616	—	30,372,616	—
Health Care	12,815,750	—	12,815,750	—
Industrials	51,787,956	—	51,787,956	—
Information Technology	5,977,800	—	5,977,800	—
Materials	7,842,506	—	7,842,506	—
Telecommunication Services	12,084,737	—	12,084,737	—
Utilities	3,357,800	—	3,357,800	—
Mutual funds	10,186,159	10,186,159	—	—

Total assets	$238,659,842	$10,186,159	$228,473,683	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.7%
Consumer Discretionary - 5.0%
Auto Components - 1.0%
BorgWarner, Inc.	19,420	$1,193,747

Hotels, Restaurants & Leisure - 0.9%
Whistler Blackcomb Holdings, Inc. (Canada)	75,770	1,040,424

Media - 3.1%
Nexstar Broadcasting Group, Inc. - Class A	12,360	463,747
Sinclair Broadcast Group, Inc. - Class A	46,130	1,249,662
Tribune Co.*	8,250	657,113
Twenty-First Century Fox, Inc. - Class A	34,720	1,109,998

		3,480,520

Total Consumer Discretionary		5,714,691

Consumer Staples - 8.7%
Beverages - 3.9%
Anheuser-Busch InBev N.V. (Belgium)[1]	21,340	2,247,441
SABMiller plc (United Kingdom)[1]	43,350	2,167,583

		4,415,024

Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	23,050	1,168,866

Food Products - 3.8%
Ingredion, Inc.	46,770	3,184,102
Mead Johnson Nutrition Co.	13,170	1,094,954

		4,279,056

Total Consumer Staples		9,862,946

Energy - 16.2%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	28,350	1,843,317
Cameron International Corp.*	55,070	3,401,674
Fugro N.V. (Netherlands)[1]	17,300	1,062,972
Schlumberger Ltd.	11,860	1,156,350

		7,464,313

Oil, Gas & Consumable Fuels - 9.7%
Encana Corp. (Canada)	59,680	1,275,958
EOG Resources, Inc.	9,030	1,771,415
Hess Corp.	27,310	2,263,453
Koninklijke Vopak N.V. (Netherlands)[1]	32,890	1,835,833
Range Resources Corp.	20,100	1,667,697
Talisman Energy, Inc. (Canada)	223,790	2,230,815

		11,045,171

Total Energy		18,509,484

1

Investment Portfolio - March 31, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 8.4%
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	9,120	$1,139,726

Real Estate Investment Trusts (REITS) - 5.6%
Digital Realty Trust, Inc.	22,250	1,181,030
DuPont Fabros Technology, Inc.	44,740	1,076,892
Plum Creek Timber Co., Inc.	21,610	908,484
Potlatch Corp.	23,570	911,923
Weyerhaeuser Co.	76,470	2,244,395

		6,322,724

Real Estate Management & Development - 1.8%
Realogy Holdings Corp.*	47,520	2,064,744

Total Financials		9,527,194

Health Care - 2.2%
Health Care Equipment & Supplies - 1.0%
Neogen Corp.*	25,935	1,165,778

Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.*	41,390	1,386,979

Total Health Care		2,552,757

Industrials - 31.7%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	17,650	924,683

Airlines - 3.0%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	386,890	1,880,285
Latam Airlines Group S.A. - ADR (Chile)	101,560	1,528,478

		3,408,763

Electrical Equipment - 2.0%
Polypore International, Inc.*	33,250	1,137,483
Schneider Electric S.A. (France)[1]	13,390	1,186,713

		2,324,196

Machinery - 18.9%
AGCO Corp.	39,220	2,163,375
Deere & Co.	10,390	943,412
FANUC Corp. (Japan)[1]	12,900	2,280,618
Joy Global, Inc.	30,110	1,746,380
KUKA AG (Germany)[1]	48,140	2,358,869
Luxfer Holdings plc - ADR (United Kingdom)	30,720	601,498
Pall Corp.	40,410	3,615,483
Pentair Ltd. - ADR	44,170	3,504,448
Westport Innovations, Inc. - ADR (Canada)*	78,920	1,142,762

2

Investment Portfolio - March 31, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Xylem, Inc.	88,710	$3,230,818

		21,587,663

Professional Services - 1.0%
SGS S.A. (Switzerland)[1]	450	1,109,823

Road & Rail - 2.2%
Union Pacific Corp.	13,100	2,458,346

Trading Companies & Distributors - 3.8%
Brenntag AG (Germany)[1]	12,010	2,230,456
Fastenal Co.	43,340	2,137,529

		4,367,985

Total Industrials		36,181,459

Information Technology - 6.2%
IT Services - 3.4%
MasterCard, Inc. - Class A	20,200	1,508,940
Visa, Inc. - Class A	10,900	2,352,874

		3,861,814

Software - 1.9%
Aspen Technology, Inc.*	17,010	720,544
Aveva Group plc (United Kingdom)[1]	40,827	1,426,115

		2,146,659

Technology Hardware, Storage & Peripherals - 0.9%
Stratasys Ltd.*	9,560	1,014,220

Total Information Technology		7,022,693

Materials - 18.3%
Chemicals - 12.5%
Monsanto Co.	28,230	3,211,727
The Mosaic Co.	28,630	1,431,500
Novozymes A/S - Class B (Denmark)[1]	25,550	1,123,151
Potash Corp. of Saskatchewan, Inc. (Canada)	32,010	1,159,402
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	61,710	1,958,675
Syngenta AG (Switzerland)[1]	5,700	2,163,864
Umicore S.A. (Belgium)[1]	61,910	3,157,041

		14,205,360

Metals & Mining - 5.8%
Alcoa, Inc.	105,520	1,358,042
Alumina Ltd. (Australia)*[1]	1,072,590	1,194,499
Norsk Hydro ASA (Norway)[1]	253,090	1,260,142

3

Investment Portfolio - March 31, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining (continued)
Stillwater Mining Co.*	192,610	$2,852,554

		6,665,237

Total Materials		20,870,597

TOTAL COMMON STOCKS (Identified Cost $95,250,089)		110,241,821

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03%, (Identified Cost $4,706,005)	4,706,005	4,706,005

TOTAL INVESTMENTS - 100.8% (Identified Cost $99,956,094)		114,947,826
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(967,705)

NET ASSETS - 100%		$113,980,121

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$100,337,765
Unrealized appreciation	17,341,856
Unrealized depreciation	(2,731,795)

Net unrealized appreciation	$14,610,061

4

Investment Portfolio - March 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,714,691	$5,714,691	$—	$—
Consumer Staples	9,862,946	5,447,922	4,415,024	—
Energy	18,509,484	15,610,679	2,898,805	—
Financials	9,527,194	9,527,194	—	—
Health Care	2,552,757	2,552,757	—	—
Industrials	36,181,459	27,014,980	9,166,479	—
Information Technology	7,022,693	5,596,578	1,426,115	—
Materials	20,870,597	11,971,900	8,898,697	—
Mutual fund	4,706,005	4,706,005	—	—

Total assets	$114,947,826	$88,142,706	$26,805,120	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 95.3%
Consumer Discretionary - 14.0%
Auto Components - 1.8%
Mando Corp. (South Korea)[1]	14,900	$1,896,309

Automobiles - 2.3%
Hyundai Motor Co. (South Korea)[1]	10,570	2,499,290

Diversified Consumer Services - 3.5%
Anhanguera Educacional Participacoes S.A. (Brazil)	602,190	3,739,470

Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	133,000	1,340,640

Household Durables - 0.9%
LG Electronics, Inc. (South Korea)[1]	15,900	971,982

Media - 1.3%
Global Mediacom Tbk PT (Indonesia)[1]	6,490,750	1,351,198

Specialty Retail - 3.0%
Belle International Holdings Ltd. (Hong Kong)[1]	1,546,000	1,545,564
China ZhengTong Auto Services Holdings Ltd. (China)*,[1]	2,884,710	1,608,005

		3,153,569

Total Consumer Discretionary		14,952,458

Consumer Staples - 9.6%
Beverages - 3.2%
AMBEV S.A. - ADR (Brazil)*	212,500	1,574,625
Cia Cervecerias Unidas S.A. - ADR (Chile)	83,000	1,857,540

		3,432,165

Food & Staples Retailing - 1.2%
Raia Drogasil S.A. (Brazil)	150,000	1,293,742

Food Products - 3.9%
Charoen Pokphand Foods PCL (Thailand)[1]	2,674,000	2,313,815
M Dias Branco S.A. (Brazil)	46,000	1,843,852

		4,157,667

Personal Products - 1.3%
Natura Cosmeticos S.A. (Brazil)	79,000	1,322,702

Total Consumer Staples		10,206,276

Energy - 7.4%
Energy Equipment & Services - 2.8%
Anton Oilfield Services Group (China)[1]	682,000	435,211
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	78,380	2,008,879
SPT Energy Group, Inc. (China)[1]	980,000	484,273

		2,928,363

Oil, Gas & Consumable Fuels - 4.6%
Pacific Rubiales Energy Corp. (Colombia)	201,580	3,630,446

1

Investment Portfolio - March 31, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro S.A. - ADR (Brazil)	93,700	$1,299,619

		4,930,065

Total Energy		7,858,428

Financials - 12.7%
Banks - 6.7%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	1,624,540
ICICI Bank Ltd. - ADR (India)	50,000	2,190,000
Shinhan Financial Group Co. Ltd. (South Korea)[1]	76,000	3,362,714

		7,177,254

Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	712,375	364,373

Diversified Financial Services - 2.3%
JSE Ltd. (South Africa)[1]	271,000	2,452,849

Insurance - 0.7%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	143,000	724,769

Real Estate Management & Development - 2.6%
BR Malls Participacoes S.A. (Brazil)	111,000	953,455
General Shopping Brasil S.A. (Brazil)*	518,000	1,817,223

		2,770,678

Total Financials		13,489,923

Health Care - 20.4%
Biotechnology - 3.6%
Green Cross Corp. (South Korea)[1]	32,200	3,820,495

Health Care Equipment & Supplies - 4.2%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	3,902,000	4,456,315

Health Care Providers & Services - 6.9%
Apollo Hospitals Enterprise Ltd. (India)[1]	136,770	2,102,192
Fortis Healthcare Ltd. (India)*,[1]	1,170,000	1,917,334
Life Healthcare Group Holdings Ltd. (South Africa)[1]	809,000	2,955,925
Qualicorp S.A. (Brazil)*	46,000	462,635

		7,438,086

Pharmaceuticals - 5.7%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	3,888,732
Lupin Ltd. (India)[1]	140,242	2,191,117

		6,079,849

Total Health Care		21,794,745

2

Investment Portfolio - March 31, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 12.6%
Airlines - 4.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	500,000	$2,430,000
Latam Airlines Group S.A. - ADR (Chile)	126,360	1,901,718

		4,331,718

Commercial Services & Supplies - 0.8%
MiX Telematics Ltd. - ADR (South Africa)*	80,710	870,054

Electrical Equipment - 2.1%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,296,405

Machinery - 4.2%
Hiwin Technologies Corp. (Taiwan)[1]	383,624	3,725,886
Sany Heavy Equipment International Holdings Co. Ltd. (China)*,[1]	3,248,000	730,122

		4,456,008

Marine - 1.4%
Sinotrans Shipping Ltd. (China)*,[1]	4,949,000	1,474,945

Total Industrials		13,429,130

Information Technology - 9.1%
Internet Software & Services - 6.2%
Mail.ru Group Ltd. - GDR (Russia)*,[1]	25,400	900,769
Qihoo 360 Technology Co. Ltd. - ADR (China)*	13,020	1,296,532
Tencent Holdings Ltd. (China)[1]	20,000	1,396,004
Yandex N.V. - Class A - ADR (Russia)*	45,700	1,379,683
Youku Tudou, Inc. - ADR (China)*	56,800	1,592,672

		6,565,660

Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,719,276

Software - 1.3%
Totvs S.A. (Brazil)	92,930	1,440,845

Total Information Technology		9,725,781

Materials - 4.9%
Chemicals - 2.9%
Uralkali OJSC (Russia)[1]	335,000	1,603,673
Yingde Gases Group Co. Ltd. (China)[1]	1,604,000	1,530,209

		3,133,882

Metals & Mining - 2.0%
Impala Platinum Holdings Ltd. (South Africa)*,[1]	188,000	2,135,952

Total Materials		5,269,834

Telecommunication Services - 4.6%
Wireless Telecommunication Services - 4.6%
America Movil SAB de C.V. - Class L - ADR (Mexico)	146,570	2,913,812

3

Investment Portfolio - March 31, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	94,700	$1,938,221

Total Telecommunication Services		4,852,033

TOTAL COMMON STOCKS (Identified Cost $94,779,074)		101,578,608

SHORT-TERM INVESTMENT - 5.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03%, (Identified Cost $6,297,671)	6,297,671	6,297,671

TOTAL INVESTMENTS - 101.2% (Identified Cost $101,076,745)		107,876,279
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,251,096)

NET ASSETS - 100%		$106,625,183

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 17.7%; China 14.1%; South Korea 13.4%; India 11.5% .

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$101,076,745
Unrealized appreciation	13,802,524
Unrealized depreciation	(7,002,990)

Net unrealized appreciation	$6,799,534

4

Investment Portfolio - March 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,952,458	$5,080,110	$9,872,348	$—
Consumer Staples	10,206,276	7,892,461	2,313,815	—
Energy	7,858,428	4,930,065	2,928,363	—
Financials	13,489,923	5,685,447	7,804,476	—
Health Care	21,794,745	462,635	21,332,110	—
Industrials	13,429,130	5,201,772	8,227,358	—
Information Technology	9,725,781	5,709,732	4,016,049	—
Materials	5,269,834	—	5,269,834	—
Telecommunication Services	4,852,033	2,913,812	1,938,221	—
Mutual funds	6,297,671	6,297,671	—	—

Total assets	$107,876,279	$44,173,705	$63,702,574	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 45.6%
Non-Convertible Corporate Bonds - 45.6%
Consumer Discretionary - 5.9%
Auto Components - 0.3%
Gestamp Funding Luxembourg S.A. (Spain)[3] , 5.625%, 5/31/2020	B1	500,000	$518,750
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3] , 5.875%, 2/1/2022	Ba3	250,000	253,750

			772,500

Automobiles - 1.0%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	1,615,000	1,782,522
Ford Motor Credit Co. LLC[4] , 1.064%, 3/12/2019	Baa3	400,000	400,005
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	275,000	346,774

			2,529,301

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	1,165,000	1,244,395

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,000,000	1,173,969

Household Durables - 0.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3] , 6.125%, 7/1/2022	B2	500,000	516,250
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,271,402
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	590,000	618,505

			2,406,157

Media - 2.1%
British Sky Broadcasting Group plc (United Kingdom)[3] , 9.50%, 11/15/2018	Baa1	825,000	1,070,615
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	B1	500,000	503,750
Columbus International, Inc. (Barbados)[3] , 7.375%, 3/30/2021	B2	250,000	257,187
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	914,319
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	200,000	200,564
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	320,000	355,090
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	500,000	548,750
Sirius XM Holdings, Inc.[3] , 4.25%, 5/15/2020	B1	500,000	488,750
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	770,000	842,476

			5,181,501

Multiline Retail - 0.3%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	350,000	343,882
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	350,000	327,716

			671,598

1

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3			625,000	$719,191

Total Consumer Discretionary					14,698,612

Consumer Staples - 0.6%
Beverages - 0.2%
Pernod-Ricard S.A. (France)[3] , 5.75%, 4/7/2021	Baa3			350,000	397,318

Food & Staples Retailing - 0.3%
KeHE Distributors LLC - KeHE Finance Corp.[3] , 7.625%, 8/15/2021	B3			500,000	537,500
Shearer’s Foods LLC - Chip Finance Corp.[3] , 9.00%, 11/1/2019	B3			250,000	273,125

					810,625

Household Products - 0.1%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3			375,000	392,916

Total Consumer Staples					1,600,859

Energy - 2.8%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2			575,000	706,605
Schlumberger Oilfield plc[3] , 4.20%, 1/15/2021	A1			560,000	605,434
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2			1,355,000	1,759,038

					3,071,077

Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3			500,000	518,750
EOG Resources, Inc., 2.625%, 3/15/2023	A3			490,000	462,924
Gazprom OAO Via Gaz Capital S.A. (Russia)[3] , 9.25%, 4/23/2019	Baa1			300,000	354,000
Lukoil International Finance B.V. (Russia)[3] , 3.416%, 4/24/2018	Baa2			250,000	243,187
Petrobras Global Finance B.V. (Brazil)[4] , 1.855%, 5/20/2016	Baa1			1,400,000	1,384,250
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa1			800,000	976,000

					3,939,111

Total Energy					7,010,188

Financials - 27.4%
Banks - 10.4%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A1		EUR	100,000	155,877
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	Aaa		GBP	2,755,000	4,942,272
BBVA Bancomer S.A. (Mexico)[3] , 6.75%, 9/30/2022	Baa2			845,000	925,275
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2			1,455,000	1,528,042
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[5]	EUR	50,000	78,911
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,647,147
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[4] , 8.40%, 11/29/2049	WR	[6]		100,000	111,125

2

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
HSBC Bank plc (United Kingdom)[3] , 1.50%, 5/15/2018	Aa3			500,000	$489,747
HSBC USA Capital Trust I (United Kingdom)[3] , 7.808%, 12/15/2026	Baa1			100,000	101,250
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2			875,000	895,833
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2			1,000,000	1,003,362
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2			790,000	803,556
Lloyds Bank plc (United Kingdom)[3] , 6.50%, 9/14/2020	Baa3			1,580,000	1,805,232
Lloyds Bank plc (United Kingdom)[4] , 9.875%, 12/16/2021	Ba1			250,000	298,000
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3			780,000	900,144
National City Corp., 6.875%, 5/15/2019	Baa1			1,350,000	1,599,075
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	Aaa		CAD	1,295,000	1,185,719
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa		CAD	2,140,000	1,969,865
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,920,289
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	B1			350,000	354,804
The Royal Bank of Scotland plc (United Kingdom)[4] , 1.173%, 3/31/2017	Baa2			500,000	500,587
The Royal Bank of Scotland plc (United Kingdom)[4] , 9.50%, 3/16/2022	BBB	[5]		250,000	293,125
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2			470,000	501,372
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	2,059,715

					26,070,324

Capital Markets - 3.5%
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	Baa1			330,000	332,192
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1			1,790,000	2,046,314
The Goldman Sachs Group, Inc.[4] , 1.336%, 11/15/2018	Baa1			1,280,000	1,291,508
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1			615,000	686,179
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	Baa1			550,000	608,845
The Goldman Sachs Group, Inc.[4] , 1.833%, 11/29/2023	Baa1			350,000	357,824
Morgan Stanley, 2.125%, 4/25/2018	Baa2			740,000	738,379
Morgan Stanley, 5.75%, 1/25/2021	Baa2			2,015,000	2,307,963
Scottrade Financial Services, Inc.[3] , 6.125%, 7/11/2021	Baa3			375,000	380,456

					8,749,660

Consumer Finance - 1.5%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2			620,000	679,334
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3			950,000	942,457
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2			675,000	815,283
CNG Holdings, Inc.[3] , 9.375%, 5/15/2020	B3			500,000	457,500
Discover Bank, 4.20%, 8/8/2023	Baa3			320,000	328,092
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3			500,000	524,375

					3,747,041

Diversified Financial Services - 6.0%
Bank of America Corp., 5.75%, 8/15/2016	Baa3			680,000	744,933

3

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 6.875%, 4/25/2018	Baa2		480,000	$566,069
Bank of America Corp., 7.625%, 6/1/2019	Baa2		1,385,000	1,704,619
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3		380,000	452,350
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		2,710,000	3,452,757
CME Group, Inc., 3.00%, 9/15/2022	Aa3		660,000	651,521
General Electric Capital Corp., 5.625%, 5/1/2018	A1		725,000	828,589
General Electric Capital Corp., 5.50%, 1/8/2020	A1		585,000	673,162
General Electric Capital Corp.[4] , 0.616%, 5/5/2026	A1		855,000	781,850
ING Bank N.V. (Netherlands)[3] , 5.125%, 5/1/2015	Baa2		350,000	362,208
ING US, Inc., 2.90%, 2/15/2018	Baa3		370,000	379,108
ING US, Inc., 5.50%, 7/15/2022	Baa3		270,000	302,862
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3] , 7.375%, 4/1/2020	B1		500,000	525,000
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		2,265,000	2,783,574
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3		820,000	964,059

				15,172,661

Insurance - 2.5%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		1,875,000	2,053,166
First American Financial Corp., 4.30%, 2/1/2023	Baa3		565,000	553,812
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3		1,755,000	2,161,965
Genworth Holdings, Inc.[4] , 6.15%, 11/15/2066	Ba1		200,000	184,750
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,320,000	1,468,636

				6,422,329

Real Estate Investment Trusts (REITS) - 3.5%
American Tower Corp., 3.40%, 2/15/2019	Baa3		1,705,000	1,747,175
BioMed Realty LP, 3.85%, 4/15/2016	Baa3		140,000	147,285
Camden Property Trust, 5.70%, 5/15/2017	Baa1		715,000	802,861
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1		250,000	246,875
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,110,000	1,215,267
HCP, Inc., 6.70%, 1/30/2018	Baa1		865,000	1,009,384
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		635,000	689,962
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2		525,000	563,503
Simon Property Group LP, 6.125%, 5/30/2018	A2		285,000	331,533
Simon Property Group LP, 10.35%, 4/1/2019	A2		1,125,000	1,522,586
UDR, Inc., 4.625%, 1/10/2022	Baa2		460,000	487,257

				8,763,688

Total Financials				68,925,703

Health Care - 1.2%
Health Care Equipment & Supplies - 1.0%
FMC Finance VIII S.A. (Germany)[3] , 6.50%, 9/15/2018	Ba2	EUR	1,540,000	2,496,944

4

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		500,000	$543,391

Total Health Care				3,040,335

Industrials - 1.7%
Aerospace & Defense - 0.4%
Bombardier, Inc. (Canada)[3] , 6.125%, 1/15/2023	Ba3		500,000	505,000
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1		500,000	493,750

				998,750

Industrial Conglomerates - 0.0%*
General Electric Co., 5.25%, 12/6/2017	Aa3		100,000	113,324

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		415,000	438,895

Professional Services - 0.2%
FTI Consulting, Inc., 6.00%, 11/15/2022	Ba2		500,000	510,000

Trading Companies & Distributors - 0.9%
Air Lease Corp., 4.50%, 1/15/2016	BBB	[5]	300,000	315,750
Air Lease Corp., 3.375%, 1/15/2019	BBB	[5]	1,150,000	1,165,813
Aviation Capital Group Corp.[3] , 4.625%, 1/31/2018	BB	[5]	500,000	519,915
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3		250,000	261,250

				2,262,728

Total Industrials				4,323,697

Information Technology - 2.0%
Communications Equipment - 0.2%
Windstream Corp., 7.50%, 6/1/2022	B1		500,000	527,500

IT Services - 0.6%
Xerox Corp., 2.75%, 3/15/2019	Baa2		1,385,000	1,386,166

Semiconductors & Semiconductor Equipment - 0.3%
Xilinx, Inc., 3.00%, 3/15/2021	A3		850,000	842,904

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc., 2.40%, 5/3/2023	Aa1		100,000	92,728
EMC Corp., 2.65%, 6/1/2020	A1		795,000	791,333
Hewlett-Packard Co.[4] , 1.167%, 1/14/2019	Baa1		1,385,000	1,388,222

				2,272,283

Total Information Technology				5,028,853

Materials - 2.6%
Chemicals - 0.3%
The Mosaic Co., 4.25%, 11/15/2023	Baa1		100,000	102,584
Nufarm Australia Ltd. (Australia)[3] , 6.375%, 10/15/2019	Ba3		500,000	517,500

5

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	75,000	$88,408

			708,492

Metals & Mining - 1.7%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	250,000	316,563
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	696,393
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	515,000	537,200
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	Baa3	470,000	468,651
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	350,000	343,875
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	950,000	1,048,563
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	360,000	370,772
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	645,000	644,945

			4,426,962

Paper & Forest Products - 0.6%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,175,000	1,478,296

Total Materials			6,613,750

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.6%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2	1,200,000	1,357,402

Wireless Telecommunication Services - 0.6%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	990,000	1,084,677
SBA Tower Trust[3] , 3.598%, 4/15/2018	Baa3	500,000	488,709

			1,573,386

Total Telecommunication Services			2,930,788

Utilities - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	400,000	390,374

TOTAL CORPORATE BONDS (Identified Cost $115,376,729)			114,563,159

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[7] (Identified Cost $99,250)	Ba1	1,000	102,750

6

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4] , 1.728%, 10/25/2021	WR	[6]		4,173,938	$393,035
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4] , 0.339%, 4/25/2023	Aaa			23,784,003	401,854
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4] , 1.729%, 10/25/2018	WR	[6]		6,266,970	395,697

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,214,570)					1,190,586

FOREIGN GOVERNMENT BONDS - 45.1%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	583,040
Brazil Letras do Tesouro Nacional (Brazil)[8] , 0.00%, 1/1/2015	Baa2		BRL	4,600,000	1,868,837
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2			400,000	514,000
Canada Housing Trust No. 1 (Canada)[3] , 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,466,523
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	6,000,000	5,448,250
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,283,519
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa3		EUR	1,340,000	2,164,801
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa3		EUR	400,000	600,741
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	Baa3		EUR	1,500,000	2,479,134
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	Baa2		EUR	860,000	1,218,575
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	2,835,000	4,619,612
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	7,182,661
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	Baa2		EUR	3,300,000	5,030,310
Italy Buoni Poliennali Del Tesoro (Italy)[3] , 5.00%, 3/1/2025	Baa2		EUR	2,215,000	3,483,202
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3		JPY	530,700,000	5,168,632
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	Aa3		KRW	5,790,000,000	5,531,420
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3		KRW	2,400,000,000	2,250,979
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	WR	[6]	MYR	6,820,000	2,091,581
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR	[6]	MYR	4,250,000	1,296,963
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	A3		MXN	625,000	49,122
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	21,454,000	1,752,543
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3		MXN	15,000,000	1,202,290
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	2,767,091
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	44,000,000	3,431,724
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	17,000,000	1,434,795
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	12,500,000	1,078,746
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	21,000,000	1,677,565
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	34,000,000	2,683,803
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	13,000,000	1,086,292
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.20%, 10/15/2016	Ba3		EUR	1,200,000	1,756,777
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.80%, 6/15/2020	Ba3		EUR	805,000	1,204,389
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.95%, 10/25/2023	Ba3		EUR	1,210,000	1,796,095
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 5.65%, 2/15/2024	Ba3		EUR	1,755,000	2,722,333
Russian Foreign Bond - Eurobond (Russia)[3] , 5.00%, 4/29/2020	Baa1			1,000,000	1,040,000

7

Investment Portfolio - March 31, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2 / SHARES		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa	SGD	4,515,000	$3,762,094
Spain Government Bond (Spain), 3.30%, 7/30/2016	Baa2	EUR	850,000	1,235,049
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2	EUR	1,415,000	2,166,556
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa2	EUR	2,740,000	4,160,563
Spain Government Bond (Spain)[3] , 5.40%, 1/31/2023	Baa2	EUR	3,755,000	6,104,416
Spain Government Bond (Spain), 4.80%, 1/31/2024	Baa2	EUR	3,200,000	5,000,194
Spain Government Bond (Spain), 4.65%, 7/30/2025	Baa2	EUR	750,000	1,155,703
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,435,000	4,008,821
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	4,930,643

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $106,563,611)				113,490,384

MUNICIPAL BONDS - 0.6%
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022 (Identified Cost $1,525,013)	Baa2		1,650,000	1,520,986

MUTUAL FUND - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $299,593)			3,250	306,768

U.S. GOVERNMENT AGENCIES - 3.6%
Mortgage-Backed Securities - 3.6%
Fannie Mae, Pool #735500, 5.50%, 5/1/2035			1,643,625	1,841,850
Freddie Mac, Pool #J14406, 3.50%, 2/1/2026			2,163,981	2,265,083
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026			2,122,663	2,224,594
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038			2,493,264	2,736,894

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $8,961,557)				9,068,421

SHORT-TERM INVESTMENT - 3.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.03%, (Identified Cost $9,048,952)			9,048,952	9,048,952

TOTAL INVESTMENTS - 99.2% (Identified Cost $243,089,275)				249,292,006
OTHER ASSETS, LESS LIABILITIES - 0.8%				2,124,551

NET ASSETS - 100%				$251,416,557

8

Investment Portfolio - March 31, 2014

(unaudited)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW- South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $35,664,337 or 14.2% of the Series’ net assets as of March 31, 2014.

4The coupon rate is floating and is the effective rate as of March 31, 2014.

5Credit ratings from S&P (unaudited).

6Credit rating has been withdrawn. As of March 31, 2014, there is no rating available (unaudited).

7The rate shown is a fixed rate as of March 31, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2015.

8Represents a zero-coupon bond.

9Rate shown is the current yield as of March 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 35.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$243,089,275
Unrealized appreciation	9,814,827
Unrealized depreciation	(3,612,096)

Net unrealized appreciation	$6,202,731

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$102,750	$102,750	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	9,068,421	—	9,068,421	—
States and political subdivisions (municipals)	1,520,986	—	1,520,986	—
Corporate debt:
Consumer Discretionary	14,698,612	—	14,698,612	—
Consumer Staples	1,600,859	—	1,600,859	—
Energy	7,010,188	—	7,010,188	—
Financials	68,925,703	—	68,925,703	—
Health Care	3,040,335	—	3,040,335	—
Industrials	4,323,697	—	4,323,697	—
Information Technology	5,028,853	—	5,028,853	—
Materials	6,613,750	—	6,613,750	—
Telecommunication Services	2,930,788	—	2,930,788	—
Utilities	390,374	—	390,374	—
Commercial mortgage-backed securities	1,190,586	—	1,190,586	—
Foreign government bonds	113,490,384	—	113,490,384	—
Mutual funds	9,355,720	9,355,720	—	—

Total assets	$249,292,006	$9,458,470	$239,833,536	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - March 31, 2014

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 98.5%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	1,281,252	$12,581,890
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	130,376	2,066,460
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	37,820	371,017
Manning & Napier Fund, Inc. - Real Estate Series, Class I	167,869	1,482,280
Manning & Napier Fund,, Inc. - Equity Income Series Fund	199,626	2,058,148

TOTAL INVESTMENTS - 98.5% (Identified Cost $18,492,258)		18,559,795
OTHER ASSETS, LESS LIABILITIES - 1.5%		284,961

NET ASSETS - 100%		$18,844,756

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$18,578,652
Unrealized appreciation	72,462
Unrealized depreciation	(91,319)

Net unrealized depreciation	$(18,857)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$18,559,795	$18,559,795	$—	$—

Total assets:	$18,559,795	$18,559,795	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

1

Investment Portfolio - March 31, 2014

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2014

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.2%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	413,483	$4,060,408
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	104,041	1,649,045
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	46,127	452,502
Manning & Napier Fund, Inc. - Inflation Focus Equity Series	15,123	181,019
Manning & Napier Fund, Inc. - Real Estate Series, Class I	81,825	722,514
Manning & Napier Fund,, Inc. - Emerging Markets Series, Class I	25,128	278,422
Manning & Napier Fund,, Inc. - Equity Income Series Fund	168,235	1,734,507

TOTAL INVESTMENTS - 100.2% (Identified Cost $8,990,033)		9,078,417
LIABILITIES, LESS OTHER ASSETS - (0.2)%		(19,225)

NET ASSETS - 100%		$9,059,192

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$9,052,630
Unrealized appreciation	87,626
Unrealized depreciation	(61,839)

Net unrealized appreciation	$25,787

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$9,078,417	$9,078,417	$—	$—

Total assets:	$9,078,417	$9,078,417	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2013 or March 31, 2014.

1

Investment Portfolio - March 31, 2014

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2014

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 99.1%
Consumer Discretionary - 35.6%
Hotels, Restaurants & Leisure - 6.9%
BJ’s Restaurants, Inc.*	297,284	$9,724,160
Whitbread plc (United Kingdom)[1]	87,540	6,076,236

		15,800,396

Internet & Catalog Retail - 7.4%
Groupon, Inc.*	1,199,780	9,406,275
TripAdvisor, Inc.*	84,030	7,612,278

		17,018,553

Media - 7.8%
AMC Networks, Inc. - Class A*	153,530	11,221,508
Morningstar, Inc.	85,420	6,749,888

		17,971,396

Specialty Retail - 3.0%
Dick’s Sporting Goods, Inc.	127,910	6,985,165

Textiles, Apparel & Luxury Goods - 10.5%
Gildan Activewear, Inc. (Canada)	209,622	10,560,756
Lululemon Athletica, Inc.*	261,650	13,760,173

		24,320,929

Total Consumer Discretionary		82,096,439

Consumer Staples - 10.5%
Beverages - 2.4%
Monster Beverage Corp.*	79,360	5,511,552

Food Products - 8.1%
Annie’s, Inc.*	186,630	7,500,660
Keurig Green Mountain, Inc.	106,780	11,274,900

		18,775,560

Total Consumer Staples		24,287,112

Financials - 5.3%
Diversified Financial Services - 5.3%
MSCI, Inc.*	282,000	12,131,640

Health Care - 23.8%
Biotechnology - 5.7%
BioMarin Pharmaceutical, Inc.*	94,170	6,423,336
Seattle Genetics, Inc.*	146,170	6,659,505

		13,082,841

Health Care Equipment & Supplies - 10.5%
The Cooper Companies, Inc.	53,760	7,384,474

1

Investment Portfolio - March 31, 2014

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc.*	67,496	$6,329,775
Thoratec Corp.*	296,770	10,627,334

		24,341,583

Health Care Providers & Services - 7.6%
Bio-Reference Laboratories, Inc.*	240,876	6,667,448
Catamaran Corp.*	240,380	10,759,409

		17,426,857

Total Health Care		54,851,281

Industrials - 5.5%
Machinery - 2.4%
Westport Innovations, Inc. - ADR (Canada)*	385,870	5,587,398

Trading Companies & Distributors - 3.1%
Fastenal Co.	146,140	7,207,625

Total Industrials		12,795,023

Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 3.3%
FLIR Systems, Inc.	208,730	7,514,280

Internet Software & Services - 7.5%
Angie’s List, Inc.*	485,630	5,914,973
Trulia, Inc.*	129,540	4,300,728
Zillow, Inc. - Class A*	81,630	7,191,603

		17,407,304

IT Services - 2.7%
EVERTEC, Inc.	250,000	6,175,000

Semiconductors & Semiconductor Equipment - 2.0%
Skyworks Solutions, Inc.*	122,780	4,606,705

Software - 2.9%
Fortinet, Inc.*	308,810	6,803,084

Total Information Technology		42,506,373

TOTAL COMMON STOCKS (Identified Cost $223,304,001)		228,667,868

2

Investment Portfolio - March 31, 2014

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03% (Identified Cost $ 3,672,423)	3,672,423	$3,672,423

TOTAL INVESTMENTS - 100.7%
(Identified Cost $ 226,976,424)		232,340,291
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(1,626,194)

NET ASSETS - 100%		$230,714,097

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$226,976,424
Unrealized appreciation	13,386,030
Unrealized depreciation	(8,022,163)

Net unrealized appreciation	$5,363,867

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$82,096,439	$76,020,203	$6,076,236	$—
Consumer Staples	24,287,112	24,287,112	—	—
Financials	12,131,640	12,131,640	—	—
Health Care	54,851,281	54,851,281	—	—
Industrials	12,795,023	12,795,023	—	—
Information Technology	42,506,373	42,506,373	—	—
Mutual fund	3,672,423	3,672,423	—	—

Total assets	$232,340,291	$226,264,055	$6,076,236	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were Level 3 securities held by the Series as of March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 97.1%
Consumer Discretionary - 7.2%
Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	6,660	$652,880
Whistler Blackcomb Holdings, Inc. (Canada)	13,020	178,782

		831,662

Leisure Products - 1.0%
Mattel, Inc.	8,320	333,715

Media - 2.8%
Twenty-First Century Fox, Inc. - Class A	29,610	946,632

Specialty Retail - 1.0%
Staples, Inc.	29,450	333,963

Total Consumer Discretionary		2,445,972

Consumer Staples - 14.9%
Beverages - 4.8%
Dr. Pepper Snapple Group, Inc.	6,090	331,661
Molson Coors Brewing Co. - Class B	11,000	647,460
PepsiCo, Inc.	7,810	652,135

		1,631,256

Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc.	7,190	549,532

Food Products - 2.7%
ConAgra Foods, Inc.	18,640	578,399
Unilever plc - ADR (United Kingdom)	7,860	336,251

		914,650

Household Products - 2.0%
Energizer Holdings, Inc.	6,600	664,884

Tobacco - 3.8%
Philip Morris International, Inc.	15,990	1,309,101

Total Consumer Staples		5,069,423

Energy - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	8,230	978,629
ConocoPhillips	14,120	993,342
Total S.A. (France)[1]	10,000	658,249

Total Energy		2,630,220

Financials - 26.3%
Banks - 10.5%
Citigroup, Inc.	27,560	1,311,856
HSBC Holdings plc (United Kingdom)[1]	32,240	326,441
U.S. Bancorp.	22,140	948,920

1

Investment Portfolio - March 31, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co.	19,580	$973,909

		3,561,126

Capital Markets - 3.8%
American Capital Ltd.*	11,030	174,164
Ares Capital Corp.	9,110	160,518
Hercules Technology Growth Capital, Inc.	11,330	159,413
KCAP Financial, Inc.	19,760	171,122
MCG Capital Corp.	42,260	160,165
PennantPark Investment Corp.	14,480	160,004
TCP Capital Corp.	9,660	159,873
Triangle Capital Corp.	6,140	158,964

		1,304,223

Insurance - 3.8%
Admiral Group plc (United Kingdom)[1]	53,440	1,272,457

Real Estate Investment Trusts (REITS) - 8.2%
Alexandria Real Estate Equities, Inc.	2,300	166,888
American Campus Communities, Inc.	4,430	165,461
BioMed Realty Trust, Inc.	7,970	163,305
CBL & Associates Properties, Inc.	9,640	171,110
Digital Realty Trust, Inc.	3,060	162,425
HCP, Inc.	4,130	160,203
Healthcare Trust of America, Inc.*	14,440	164,472
Mack-Cali Realty Corp.	7,710	160,291
Mid-America Apartment Communities, Inc.	2,430	165,896
Simon Property Group, Inc.	1,020	167,280
UDR, Inc.	6,400	165,312
Weyerhaeuser Co.	33,040	969,724

		2,782,367

Total Financials		8,920,173

Health Care - 7.7%
Pharmaceuticals - 7.7%
GlaxoSmithKline plc (United Kingdom)[1]	24,070	641,830
Johnson & Johnson	13,440	1,320,211
Sanofi (France)[1]	6,300	658,348

Total Health Care		2,620,389

Industrials - 8.6%
Commercial Services & Supplies - 2.0%
Waste Management, Inc.	15,720	661,340

2

Investment Portfolio - March 31, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates - 1.9%
General Electric Co.	25,110	$650,098

Machinery - 1.9%
Caterpillar, Inc.	3,240	321,959
Donaldson Co., Inc.	7,610	322,664

		644,623

Road & Rail - 2.8%
Union Pacific Corp.	5,110	958,943

Total Industrials		2,915,004

Information Technology - 13.2%
Communications Equipment - 5.3%
Cisco Systems, Inc.	29,030	650,562
Qualcomm, Inc.	14,330	1,130,064

		1,780,626

IT Services - 1.9%
Xerox Corp.	58,400	659,920

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,770	950,030
EMC Corp.	39,960	1,095,304

		2,045,334

Total Information Technology		4,485,880

Materials - 6.1%
Chemicals - 3.2%
The Dow Chemical Co.	6,820	331,384
The Mosaic Co.	4,920	246,000
Potash Corp. of Saskatchewan, Inc. (Canada)	6,880	249,194
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	8,010	254,237

		1,080,815

Containers & Packaging - 1.0%
MeadWestvaco Corp.	8,920	335,749

Paper & Forest Products - 1.9%
International Paper Co.	14,010	642,779

Total Materials		2,059,343

Utilities - 5.3%
Electric Utilities - 3.8%
Exelon Corp.	8,640	289,958
Northeast Utilities	10,950	498,225
Pinnacle West Capital Corp.	9,010	492,487

		1,280,670

3

Investment Portfolio - March 31, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities - 1.5%
CMS Energy Corp.	17,070	$499,810

Total Utilities		1,780,480

TOTAL COMMON STOCKS (Identified Cost $31,838,907)		32,926,884

SHORT-TERM INVESTMENT - 9.3%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03% (Identified Cost $3,150,586)	3,150,586	3,150,586

TOTAL INVESTMENTS - 106.4% (Identified Cost $34,989,493)		36,077,470
LIABILITIES, LESS OTHER ASSETS - (6.4%)		(2,169,634)

NET ASSETS - 100%		$33,907,836

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$34,989,493
Unrealized appreciation	1,279,578
Unrealized depreciation	(191,601)

Net unrealized appreciation	$1,087,977

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,445,972	$2,445,972	$—	$—
Consumer Staples	5,069,423	5,069,423	—	—
Energy	2,630,220	1,971,971	658,249	—
Financials	8,920,173	7,321,275	1,598,898	—
Health Care	2,620,389	1,320,211	1,300,178	—
Industrials	2,915,004	2,915,004	—	—
Information Technology	4,485,880	4,485,880	—	—
Materials	2,059,343	2,059,343	—	—
Utilities	1,780,480	1,780,480	—	—
Mutual fund	3,150,586	3,150,586	—	—

Total assets	$36,077,470	$32,520,145	$3,557,325	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%
Consumer Discretionary - 15.5%
Diversified Consumer Services - 1.9%
Apollo Education Group, Inc.*	166,620	$5,705,069

Hotels, Restaurants & Leisure - 2.0%
Royal Caribbean Cruises Ltd.	110,370	6,021,787

Household Durables - 2.7%
DR Horton, Inc.	116,130	2,514,215
PulteGroup, Inc.	142,940	2,743,019
Toll Brothers, Inc.*	74,030	2,657,677

		7,914,911

Internet & Catalog Retail - 2.0%
Expedia, Inc.	83,770	6,073,325

Media - 1.2%
Nexstar Broadcasting Group, Inc. - Class A	97,790	3,669,081

Specialty Retail - 5.7%
American Eagle Outfitters, Inc.	616,860	7,550,366
Kingfisher plc (United Kingdom)[1]	1,374,140	9,661,215

		17,211,581

Total Consumer Discretionary		46,595,754

Consumer Staples - 6.8%
Beverages - 2.7%
Treasury Wine Estates Ltd. (Australia)[1]	2,477,110	8,137,225

Food Products - 2.1%
Dean Foods Co.	396,280	6,126,489

Household Products - 2.0%
Energizer Holdings, Inc.	60,560	6,100,814

Total Consumer Staples		20,364,528

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Cameco Corp. (Canada)	523,540	11,989,066
Cloud Peak Energy, Inc.*	452,910	9,574,517

		21,563,583

Total Energy		21,563,583

Financials - 17.6%
Banks - 7.1%
KeyCorp.	429,360	6,114,086
Popular, Inc.*	309,500	9,591,405
Synovus Financial Corp.	1,628,710	5,521,327

		21,226,818

1

Investment Portfolio - March 31, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets - 3.2%
Legg Mason, Inc.	197,630	$9,691,775

Real Estate Investment Trusts (REITS) - 3.9%
CBL & Associates Properties, Inc.	657,550	11,671,513

Real Estate Management & Development - 3.4%
Realogy Holdings Corp.*	234,150	10,173,818

Total Financials		52,763,924

Health Care - 5.6%
Health Care Providers & Services - 5.6%
Quest Diagnostics, Inc.	104,620	6,059,590
Tenet Healthcare Corp.*	120,440	5,156,036
Universal Health Services, Inc. - Class B	68,530	5,624,257

		16,839,883

Total Health Care		16,839,883

Industrials - 21.6%
Airlines - 5.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	1,353,140	6,576,260
Latam Airlines Group S.A. - ADR (Chile)	584,130	8,791,157

		15,367,417

Building Products - 2.0%
Allegion plc - ADR	111,520	5,817,998

Machinery - 8.7%
Briggs & Stratton Corp.	391,704	8,715,414
Joy Global, Inc.	152,490	8,844,420
Terex Corp.	193,730	8,582,239

		26,142,073

Road & Rail - 5.8%
Heartland Express, Inc.	279,300	6,337,317
Hertz Global Holdings, Inc.*	419,610	11,178,410

		17,515,727

Total Industrials		64,843,215

Information Technology - 14.1%
Communications Equipment - 3.9%
Polycom, Inc.*	461,140	6,326,841
Riverbed Technology, Inc.*	270,630	5,334,117

		11,660,958

IT Services - 4.7%
EVERTEC, Inc.	176,530	4,360,291

2

Investment Portfolio - March 31, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
VeriFone Systems, Inc.*	286,960	$9,704,987

		14,065,278

Semiconductors & Semiconductor Equipment - 3.3%
Skyworks Solutions, Inc.*	270,540	10,150,661

Software - 2.2%
Nuance Communications, Inc.*	382,550	6,568,384

Total Information Technology		42,445,281

Materials - 10.0%
Chemicals - 4.6%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	433,703	13,765,733

Metals & Mining - 5.4%
Stillwater Mining Co.*	1,095,862	16,229,716

Total Materials		29,995,449

TOTAL COMMON STOCKS (Identified Cost $274,744,209)		295,411,617

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03% (Identified Cost $7,221,795)	7,221,795	7,221,795

TOTAL INVESTMENTS - 100.8% (Identified Cost $281,966,004)		302,633,412
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(2,260,008)

NET ASSETS - 100%		$300,373,404

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

3

Investment Portfolio - March 31, 2014

(unaudited)

Federal Tax Information:

On March 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$281,966,006
Unrealized appreciation	24,499,971
Unrealized depreciation	(3,832,565)

Net unrealized appreciation	$20,667,406

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$46,595,754	$36,934,539	$9,661,215	$—
Consumer Staples	20,364,528	12,227,303	8,137,225	—
Energy	21,563,583	21,563,583	—	—
Financials	52,763,924	52,763,924	—	—
Health Care	16,839,883	16,839,883	—	—
Industrials	64,843,215	64,843,215	—	—
Information Technology	42,445,281	42,445,281	—	—
Materials	29,995,449	29,995,449	—	—
Mutual fund	7,221,795	7,221,795	—	—

Total assets	$302,633,412	$284,834,972	$17,798,440	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of March 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2014.
The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 22, 2014

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: May 22, 2014